       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 8, 1996



                                                 1933 Act File No. 333-05677
                                                 1940 Act File No. 811-07669


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

    Pre-Effective Amendment No. 2                                           /X/

    Post-Effective Amendment No.                                            / /

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /

    Amendment No. 2                                                         /X/


                           (Check appropriate box or boxes)

BERGER/BIAM WORLDWIDE FUNDS TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 UNIVERSITY BOULEVARD, SUITE 900, DENVER, COLORADO    80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                    ----------------------------
Gerard M. Lavin, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

Registrant has elected to register an indefinite number of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Amount of registration fee previously paid: $500.00.

The series of the Berger/BIAM Worldwide Funds Trust covered by this registration statement are "feeder funds" in a "master/feeder" fund arrangement. This registration statement includes a signature page for the master trust, Berger/BIAM Worldwide Portfolios Trust.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                          BERGER/BIAM WORLDWIDE FUNDS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

I.       Berger/BIAM International Fund

ITEM NO. AND CAPTION IN FORM N-1A                     NUMBER OF SECTION
------------------------------------------------------------------------

A.  PROSPECTUS

    1.   Cover Page                                   Cover Page
    2.   Synopsis                                     Section 1
    3.   Condensed Financial Information              Not Applicable
    4.   General Description of Registrant            Sections 2, 3, 4 and 15
    5.   Management of the Fund                       Sections 5, 6 and 7
    5A.  Management's Discussion of Fund Performance  Will be in Annual Report
    6.   Capital Stock and Other Securities           Sections 14, 15 and 16
    7.   Purchase of Securities Being Offered         Sections 7, 8, 9, 10, 12
                                                        and 13
    8.   Redemption or Repurchase                     Section 11
    9.   Pending Legal Proceedings                    Not Applicable

B.  STATEMENT OF ADDITIONAL INFORMATION

    10.  Cover Page                                   Cover Page
    11.  Table of Contents                            Table of Contents
    12.  General Information and History              Section 14
    13.  Investment Objectives and Policies           Sections 1 and 2
    14.  Management of the Fund                       Section 3
    15.  Control Persons and Principal Holders
            of Securities                             Sections 3 and 14
    16.  Investment Advisory and Other Services       Sections 3, 4, 5 and 14
    17.  Brokerage Allocation and Other Practices     Sections 1, 5 and 6
    18.  Capital Stock and Other Securities           Section 14
    19.  Purchase, Redemption and Pricing of
            Securities Being Offered                  Sections 7, 8, 10, 11 and
                                                         12
    20.  Tax Status                                   Section 9
    21.  Underwriters                                 Section 7
    22.  Calculations of Performance Data             Section 13
    23.  Financial Statements                         Financial Statements

                          BERGER/BIAM WORLDWIDE FUNDS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

II. Berger/BIAM International Institutional Fund

ITEM NO. AND CAPTION IN FORM N-1A                     NUMBER OF SECTION
------------------------------------------------------------------------

A.  PROSPECTUS

    1.   Cover Page                                   Cover Page
    2.   Synopsis                                     Section 1
    3.   Condensed Financial Information              Not Applicable
    4.   General Description of Registrant            Sections 2, 3, 4 and 15
    5.   Management of the Fund                       Sections 5, 6 and 7
    5A.  Management's Discussion of Fund Performance  Will be in Annual Report
    6.   Capital Stock and Other Securities           Sections 14, 15 and 16
    7.   Purchase of Securities Being Offered         Sections 7, 8, 9, 10, 12
                                                       and 13
    8.   Redemption or Repurchase                     Section 11
    9.   Pending Legal Proceedings                    Not Applicable

B.  STATEMENT OF ADDITIONAL INFORMATION

    10.  Cover Page                                   Cover Page
    11.  Table of Contents                            Table of Contents
    12.  General Information and History              Section 14
    13.  Investment Objectives and Policies           Sections 1 and 2
    14.  Management of the Fund                       Section 3
    15.  Control Persons and Principal Holders
            of Securities                             Sections 3 and 14
    16.  Investment Advisory and Other Services       Sections 3, 4, 5 and 14
    17.  Brokerage Allocation and Other Practices     Sections 1, 5 and 6
    18.  Capital Stock and Other Securities           Section 14
    19.  Purchase, Redemption and Pricing
            of Securities Being Offered               Sections 7, 8, 10, 11 and
                                                         12
    20.  Tax Status                                   Section 9
    21.  Underwriters                                 Section 7
    22.  Calculations of Performance Data             Section 13
    23.  Financial Statements                         Financial Statements

                          BERGER/BIAM WORLDWIDE FUNDS TRUST
                            SHARES OF BENEFICIAL INTEREST
                                   ($.01 Par Value)

                      Cross-Reference Sheet Pursuant to Rule 481

III.     Berger/BIAM International CORE Fund

ITEM NO. AND CAPTION IN FORM N-1A                     NUMBER OF SECTION
------------------------------------------------------------------------

A.  PROSPECTUS

    1.   Cover Page                                   Cover Page
    2.   Synopsis                                     Section 1
    3.   Condensed Financial Information              Not Applicable
    4.   General Description of Registrant            Sections 2, 3, 4 and 15
    5.   Management of the Fund                       Sections 5, 6 and 7
    5A.  Management's Discussion of Fund Performance  Will be in Annual Report
    6.   Capital Stock and Other Securities           Sections 14, 15 and 16
    7.   Purchase of Securities Being Offered         Sections 7, 8, 9, 10, 12
                                                       and 13
    8.   Redemption or Repurchase                     Section 11
    9.   Pending Legal Proceedings                    Not Applicable

B.  STATEMENT OF ADDITIONAL INFORMATION

    10.  Cover Page                                   Cover Page
    11.  Table of Contents                            Table of Contents
    12.  General Information and History              Section 14
    13.  Investment Objectives and Policies           Sections 1 and 2
    14.  Management of the Fund                       Section 3
    15.  Control Persons and Principal Holders
            of Securities                             Sections 3 and 14
    16.  Investment Advisory and Other Services       Sections 3, 4, 5 and 14
    17.  Brokerage Allocation and Other Practices     Sections 1, 5 and 6
    18.  Capital Stock and Other Securities           Section 14
    19.  Purchase, Redemption and Pricing
            of Securities Being Offered               Sections 7, 8, 10, 11 and
                                                         12
    20.  Tax Status                                   Section 9
    21.  Underwriters                                 Section 7
    22.  Calculations of Performance Data             Section 13
    23.  Financial Statements                         Financial Statements

                                   EXPLANATORY NOTE


    This Registration Statement of Berger/BIAM Worldwide Funds Trust contains the following:

Three Prospectuses

    One for the Berger/BIAM International Fund

    One for the Berger/BIAM International Institutional Fund

    One for the Berger/BIAM International CORE Fund

Three Statements of Additional Information

    One for the Berger/BIAM International Fund

    One for the Berger/BIAM International Institutional Fund

    One for the Berger/BIAM International CORE Fund


One Part C

                                      PROSPECTUS

                            BERGER/BIAM INTERNATIONAL FUND


    The Berger/BIAM International Fund (the "Fund") is a "no-load" mutual fund, more technically referred to as an open-end management investment company, organized as a diversified series of the Berger/BIAM Worldwide Funds Trust
(the "Trust"). The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


    UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI Worldwide" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"). For further information about the Fund's investment objective and structure, see "Investment Objective and Policies and Risk Factors", "Introduction" and "Additional Information About Master/Feeder Structure".


    This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors are advised to retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, which is incorporated in its entirety by reference, is available upon request without charge by writing to the Fund at P.O. Box 5005, Denver, CO 80217, or by calling 1-800-333-1001.


    INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, ANY BANK (INCLUDING BANK OF IRELAND). SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY

STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                            Dated October 15, 1996

                                  Table of Contents


Section                                                                     Page
                                                                            ----

1.  Fee Tables...............................................................  1

2.  Introduction.............................................................  2

3.  Investment Objective and Policies and Risk Factors.......................  3

4.  Portfolio Turnover....................................................... 11

5.  Additional Information About Master/Feeder Structure..................... 11

6.  Management and Investment Advice......................................... 12

7.  Expenses of the Fund..................................................... 16

8.  Policies of the Fund to Promote Sales of Fund Shares..................... 18

9.  How to Purchase Shares in the Fund....................................... 19

10.  How the Net Asset Value Is Determined................................... 21

11.  Open Account System and Share Certificates.............................. 22

12.  How To Redeem or Sell Fund Shares....................................... 22

13.  Exchange Privilege and Systematic Withdrawal Plan....................... 25

14.  Tax-Sheltered Retirement Plans.......................................... 26

15.  Income Dividends, Capital Gains Distributions and Tax Treatment......... 27

16.  Additional Information.................................................. 29

17.  Performance............................................................. 30

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                    0%
Maximum Sales Load Imposed on Reinvested Dividends         0%
Deferred Sales Load                                        0%
Redemption Fees                                            0%*
Exchange Fee                                               0%

* There will be a $10 wire service charge if redemption proceeds are requested by wire.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                    TOTAL
                                                                    FUND
                     INVESTMENT                                  OPERATING
                      ADVISORY                                    EXPENSES*
                        FEE                          OTHER         (AFTER
                   (AFTER WAIVER)      12B-1 FEE    EXPENSES**     WAIVER)
--------------------------------------------------------------------------------
Berger/BIAM
International Fund    0.85%***          0.25%       0.68%          1.78%***

* Total Fund Operating Expenses are comprised of the Fund's annual operating expenses plus the Fund's pro rata portion of the annual operating expenses of the Portfolio in which the Fund's assets are invested. See "Expenses of the Fund".

** Other Expenses primarily include administrative services fees and registration fees paid by the Fund and custodian fees paid by the Portfolio and are based on estimated expenses for the first year of operations of the Fund and the Portfolio.

*** Although the Fund does not pay an investment advisory fee directly to an investment advisor, it bears indirectly its pro rata portion of the advisory fee paid to the Advisor by the Portfolio in which the assets of the Fund are invested. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive its investment advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Absent the waiver, the Investment Advisory Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 1.83%.


                                       EXAMPLES

    You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

                                                 1 YEAR         3 YEARS

Berger/BIAM International Fund                    $18*            $56*

* Based on estimated expenses for the first year of operations of the Fund and the Portfolio, after waiver.

    THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

    As a result of the 12b-1 fee paid by the Fund, over time long-term shareholders in the Fund may pay more than the economic equivalent of the maximum front end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. While the investment advisory fee for the Portfolio is higher than that paid by most other mutual funds, it is comparable to the investment advisory fee paid by many other international equity funds.

    Total Fund Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The trustees of the Trust believe that the investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses and, accordingly, that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses of the Portfolio will be less than or approximately equal to the expenses the Fund would incur if it retained the services of an investment advisor and the assets of the Fund were invested directly in the type of securities held by the Portfolio.

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice", "Expenses of the Fund", and "Policies of the Fund to Promote Sales of Fund Shares".

2. INTRODUCTION

         The Berger/BIAM International Fund is an open-end, diversified management investment company commonly referred to as a "mutual fund". The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund, although the Fund pays certain costs of distributing its shares. See "Policies of the Fund to Promote Sales of Fund Shares". This Prospectus describes the securities offered by the Fund.

         The Fund is a series of the Berger/BIAM Worldwide Funds Trust, a Delaware business trust, and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund and other investors who invest in the Portfolio "feed" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                     Shareholders

         BUY SHARES IN                [down arrow]

                                         Fund

         INVESTS IN                   [down arrow]

                                      Portfolio

         INVESTS IN                   [down arrow]

                                      Stocks and
                                   Other Securities

         The trustees of the Trust believe that this structure may benefit shareholders, since investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. For more information about this structure, see "Additional Information About Master/Feeder Structure".

3. INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio may also invest in securities other than common stock if the Sub-Advisor believes these are likely to be the best suited at that time to achieve the Portfolio's objective. These include equity-related securities (such as preferred stocks and convertible securities), debt securities issued by foreign governments or foreign corporations, U.S. or foreign short-term investments or other securities described on the following pages. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

INVESTMENT SELECTION


         In selecting its portfolio securities, the Portfolio places primary emphasis on fundamentally undervalued stocks as determined by a range of characteristics, including relatively low price/earnings multiples, dividend yield, consistency of earnings growth and cash flow, financial strength, realizable asset value and liquidity. Securities of companies with medium to large market capitalizations usually constitute the majority of the Portfolio's investments. The Portfolio currently considers medium to large market capitalizations to be those in excess of $1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Portfolio is presently anticipated to be weighted largely toward companies located in Western Europe (for example, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Sweden, Ireland and Finland), Australia and the Far East (for example, Japan, Hong Kong, Singapore, Malaysia, Thailand, Indonesia and the Philippines). However, the Portfolio is free to invest in companies of any size and in companies located in other foreign countries, including developing countries.

INVESTMENT DECISION MAKING PROCESS

    The Sub-Advisor's investment approach is based on "bottom-up" fundamental analysis of individual companies within a framework of dynamic economic and business themes that are believed to provide the best opportunities for effective stock selection. Stock selection decisions are guided by:

- GLOBAL ECONOMIC AND BUSINESS THEMES. The Sub-Advisor identifies economic and business themes and trends that have the potential to support the long-term growth prospects of companies best positioned to take advantage of them. These themes and trends may transcend political and geographic boundaries and may be global or regional in nature. Current themes and trends include, for example, worldwide growth in telecommunications and multimedia, rapid economic development in the Pacific Basin, global healthcare trends and unique consumer franchises.

- FUNDAMENTAL ANALYSIS. The Sub-Advisor seeks to identify companies that it believes are best positioned to benefit from the identified themes and trends. It conducts an extensive "bottom-up" analysis seeking individual quality companies with stocks that are fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their peer group. This process includes examining financial statements, evaluating management and products, assessing competitive position and strengths, as well as analyzing the economic variables affecting the company's operating environment. This in-depth, fundamental analysis is believed to be the most important step in identifying stock selections for the Portfolio.

         Actual country weightings are a by-product of the bottom-up stock selection approach. Accordingly, the country in which a company is located is considered by the Sub-Advisor to be less important than the diversity of its sources of earnings and earnings growth.

WHY INVEST IN THIS FUND?

         The Advisor believes there is substantial opportunity for long-term capital growth in foreign markets, as certain foreign economies may grow more rapidly than the U.S. economy. In addition, boundaries and borders no longer define or confine the operations of many of the world's business entities. Companies raise capital, purchase raw materials, manufacture and distribute products on a worldwide basis. Many profitable, successful companies benefit from global economic growth, including companies in foreign markets. The Fund seeks to take advantage of the investment opportunities created by an increasingly global economy.

         One reason for investing internationally is the opportunity to earn higher investment returns. On a total return basis, foreign stocks represented by the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index outperformed U.S. stocks represented by the Standard & Poor's 500 Stock Index in all but two rolling ten-year periods ended 1981 through 1995. Of course, during this time there were shorter periods when U.S. stocks had higher returns, and there have been periods when the EAFE Index produced negative returns. Accordingly, investors in foreign equity securities should have a long-term investment perspective, as international markets tend to be more volatile than the U.S. market.


         International investing also expands investment opportunities. The U.S. percentage of the world's stock market capitalization has decreased over the past 20 years. Today, nearly two-thirds of the world's stock market capitalization consists of non-U.S. stocks and companies. Since foreign stocks do not always move in tandem with U.S. stocks and with each other, international investing also has the potential to add diversification to an all- U.S. stock portfolio by spreading investments across a number of markets.


         Investors who wish to diversify their portfolio internationally can do so by investing directly in foreign stocks, but they may find it difficult to make purchases and sales, obtain reliable information, hold securities in safekeeping and manage the conversion of the value of their international investments into U.S. dollars. Investing in the Fund, however, eliminates these complications. With a single investment, the investor owns a diversified international investment portfolio that is actively managed by experienced professionals. BIAM, the Portfolio's Sub-Advisor, has extensive experience in dealing with foreign markets and with brokers and custodian banks around the world. BIAM also has the benefit of an established information network and believes the Fund offers a convenient and cost-effective means of investing internationally.

         Of course, as an international fund, the Fund entails special risks as described below. The Fund seeks to reduce these risks through diligent research and diversification.

SECURITIES, INVESTMENT PRACTICES AND RISK FACTORS

         Since the shares of the Fund represent an investment in the Portfolio, which in turn primarily represents an investment in common stocks, investors should understand that the net asset value of the Fund will change as the market value of the securities held in the Portfolio changes and that the value of a Fund share will go up and down. Investors should also be aware that investment in foreign securities carries additional risks not present when investing in domestic securities. See "Foreign Securities" below.

         The Fund is not intended as a complete or balanced investment vehicle, but rather as an investment for persons who are in a financial position to assume the risk and share price volatility associated with foreign investments. As a result, the Fund should be considered as a long-term investment vehicle.

         The investment objective of the Fund and the Portfolio is considered fundamental, meaning that it cannot be changed without a vote of the shareholders of the Fund and, as to the Portfolio's objective, of the investors in the Portfolio. There can be no assurance that the Fund's or the Portfolio's investment objective will be realized. Following is additional information about some of the specific types of securities in which the Portfolio may invest.

         FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs).  The Portfolio may also
invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.


         Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the securities expressed in dollars. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         CONVERTIBLE SECURITIES. The Portfolio may purchase securities that are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as

Moody's Investors Service, Inc., and Standard & Poor's Corporation, or being of similar creditworthiness in the determination of the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its net assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

         SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or medium market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more well established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more well established companies.

         LENDING PORTFOLIO SECURITIES. The Portfolio may lend its securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Portfolio to earn income, which, in turn, can be invested in additional securities to pursue its investment objective. Loans of securities by the Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Portfolio's total assets.

         HEDGING TRANSACTIONS. The Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. Forward contracts are obligations between two parties to exchange particular goods or instruments (such as foreign currencies) at a set price on a future date. The Portfolio currently intends that it will use forward contracts only for hedging purposes and that it may enter into forward foreign currency exchange contracts, provided the aggregate value of all outstanding contracts does not exceed the value of the Portfolio's assets. Although a hedging transaction may, for example, partially protect the Portfolio from a decline in the foreign exchange price of a particular security or its portfolio generally, hedging may also limit the potential return to the Portfolio due to positive foreign exchange movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, forward foreign currency exchange contracts do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

         The Portfolio will generally enter into forward foreign currency exchange contracts either with respect to specific transactions or with respect to the Portfolio's security positions. For example, the Portfolio may enter into a forward contract in order to fix the price (in terms of a specified currency, which may be U.S. dollars or a foreign currency) for securities it has agreed to buy or sell or is considering buying or selling. Further, when the Sub-Advisor believes that a particular foreign currency in which some or all of the Portfolio's investments are denominated may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that is expected to decline (or another currency which acts as a proxy for that currency). However, the Portfolio will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its securities denominated in a specific foreign currency. To ensure that the Portfolio will be able to meet its obligations under its forward foreign currency exchange contracts, the Portfolio will be required to place liquid assets in a segregated account with its custodian bank or to set aside securities to "cover" its commitments in these contracts.

         Forward foreign currency exchange contracts are privately negotiated (i.e., over-the-counter) and the parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated delivery of the underlying foreign currency. Transactions in forward foreign currency exchange contracts by the Portfolio involve the potential for a loss that may exceed the amount of commitment the Portfolio would be permitted to make in those contracts under its investment limitations. The principal risks of the

Portfolio's use of forward foreign currency exchange contracts are: (a) losses resulting from currency market movements not anticipated by the Portfolio;
(b) possible imperfect correlation between movements in the prices of forward contracts and movements in the spot (i.e., cash) prices of the currencies hedged or used to cover such positions; (c) lack of assurance that the Portfolio will be able to enter into an offset or termination of the contract at any particular time; (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (e) possible need to defer closing out certain forward contracts in order to facilitate the Fund's qualification for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

         Although they currently have no intention of doing so, the trustees of Worldwide Portfolios may, without shareholder approval, authorize the Portfolio to invest in certain types of other instruments for hedging purposes, such as financial futures and options. Appropriate notice to shareholders will be provided of any intention to commence investing in such instruments. Additional detail concerning the Portfolio's transactions in forwards, futures and options and the risks of such investments can be found in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

         In addition to its investment objective, the Portfolio has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, the Portfolio may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed) and may not make loans (except that the Portfolio may lend portfolio securities and enter into repurchase agreements in accordance with its investment policies). The Portfolio may not invest in any one industry 25% or more of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, the Portfolio may invest in forward foreign currency exchange contracts and other instruments as specified in greater detail above and in the Statement of Additional Information.

         Further, with respect to 100% of its total assets, the Portfolio may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Portfolio's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer, although this restriction may be reduced to apply to 75% or more of the Portfolio's total assets without a shareholder vote.

         Also, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its net assets would be invested in such securities, although this restriction may be changed without shareholder approval. For more detail about the Portfolio's investment restrictions, see the Statement of Additional Information.

4. PORTFOLIO TURNOVER

         In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund or interests in the Portfolio due to economic, market or other factors that are not within the control of management. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%.

5. ADDITIONAL INFORMATION ABOUT MASTER/FEEDER STRUCTURE

         Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (referred to as a master fund). This two-tier structure is known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio.


         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-333-1001. Shareholders willing to maintain an account balance of not less than $100,000 may want to consider the Berger/BIAM International Institutional Fund or, if willing to maintain an account balance of not less than $1,000,000, they may want to consider the Berger/BIAM International CORE Fund, which are both other feeder funds that, like the Fund, invest all of their investable assets in the Portfolio.


         The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor. Shareholders will be given at least 30 days' written notice prior to any change in the investment objective of the Fund or the Portfolio.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

         Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

         The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may adversely affect the liquidity of the Fund.

         This Prospectus and the Statement of Additional Information contain more detailed information about this master/feeder organizational structure, including information related to: (i) the investment objective, policies and restrictions of the Fund and the Portfolio; (ii) the trustees and officers of the Trust and Worldwide Portfolios, and the management of the Fund and the Portfolio; (iii) portfolio transactions and brokerage commissions; (iv) the Fund's shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate total return; and (vi) the determination of the value of the shares of the Fund. The master/feeder fund structure is still relatively new and lacks a substantial history.

6. MANAGEMENT AND INVESTMENT ADVICE

         The trustees of the Trust are responsible for major decisions relating to the Fund's policies and objective. They also oversee the operation of the Fund by its officers and review the investment performance of the Fund on a regular basis. The trustees of Worldwide Portfolios have overall responsibility for operation of the Portfolio. A majority of the trustees of the Trust and Worldwide Portfolios who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or Worldwide Portfolios ("Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and Worldwide Portfolios, up to and including creating a new board of trustees for the Trust or Worldwide Portfolios. Additional information concerning the trustees and officers of the Trust and Worldwide Portfolios is furnished in the Statement of Additional Information under the heading "Management of the Fund."

THE ADVISOR -- GENERAL BUSINESS MANAGEMENT AND INVESTMENT OVERSIGHT

         The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio, such as coordinating certain matters relating to the operations of the Portfolio and monitoring the Portfolio's compliance with all applicable federal and state securities laws. Currently, the Advisor serves in this capacity only to the Portfolio.

         The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an
investment advisor.   However, Berger Associates, Inc. ("Berger Associates"),
which owns 100% of the Advisor, has been in the investment advisory business for over 20 years. Berger Associates serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and has assets under management of more than $3.5 billion as of April 30, 1996. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see below under "Pending Sale of Interest in Advisor".

THE SUB-ADVISOR -- EXPERIENCED INTERNATIONAL INVESTMENT MANAGEMENT

         Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $16 billion as of April 30, 1996.

         As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to BIAM, as the Sub-Advisor. As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios.

         BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830.


         All investment decisions made for the Portfolio by the Sub-Advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Portfolio. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

         Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits the Sub-Advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, the Sub-Advisor will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.


ADVISORY FEES

         Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

PENDING SALE OF INTEREST IN ADVISOR

         As mentioned above, the Portfolio's Advisor, BBOI Worldwide, is a limited liability company formed in 1996 and 100% owned by Berger Associates. BBOI Worldwide was organized by Berger Associates in anticipation of forming a joint venture with BIAM for the purpose of managing international and global mutual funds. Pursuant to the Amended and Restated Operating Agreement of BBOI Worldwide LLC, dated as of May 1, 1996, between Berger Associates and BIAM (the "Joint Venture Agreement"), BIAM (or an affiliate) has agreed to acquire a 50% interest in the Advisor and thereby enter into a joint venture with Berger Associates to become effective upon receipt of all regulatory approvals. Berger Associates' role in the joint venture will be to provide administration and marketing, and BIAM's role will be to provide international and global investment management expertise. Day-to-day portfolio management of the Portfolio will continue to be provided by BIAM under the Sub-Advisory Agreement.

         The Joint Venture Agreement provides that Berger Associates and BIAM will each own a 50% membership interest in the Advisor and each will have an equal number of representatives on the Advisor's Board of Managers. Agreement of representatives of both Berger Associates and BIAM will be required for all significant management decisions.

         BIAM's acquisition of an interest in the Advisor is subject to approval of the Federal Reserve Board of the United States and the Central Bank of Ireland. In the event the joint venture is not consummated, Berger Associates anticipates continuing to provide the Fund with administrative services, and BIAM has agreed to continue to serve as the Sub-Advisor to the Portfolio for a period of not less than six months thereafter, on usual and customary contractual terms.

         Consummation of BIAM's acquisition of a membership interest in the Advisor might be deemed to effect a change of control in the Advisor and thereby an "assignment" (as defined in the Investment Company Act of 1940) and termination of the Portfolio's Investment Advisory and Sub-Advisory Agreements. However, the trustees of Worldwide Portfolios have considered the terms of the joint venture and various factors related to the proposal, including that the day-to-day management of the Portfolio by BIAM is not proposed to change. On the basis of the factors considered, the trustees, including the Independent Trustees of Worldwide Portfolios voting separately, have approved new Investment Advisory and Sub-Advisory Agreements that will come into effect upon consummation of the joint venture and any change of control in the Advisor that may be deemed to result. The new Agreements have also been approved by the Portfolio's initial investors. The new Agreements are identical in their terms to the initial Agreements described in this Prospectus, except for commencement date. No further trustee or shareholder vote is anticipated to approve the new Agreements upon consummation of the joint venture. Accordingly, prospective investors should consider BIAM's pending acquisition of an interest in the Advisor at the time they consider their initial investment in the Fund.

7. EXPENSES OF THE FUND

         The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

         Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as: expenses of registering the Trust with securities authorities; expenses of meetings of the shareholders of the Trust; and legal fees. Expenses of the Fund also include, among others, registration and filing fees incurred in registering shares of the Fund with securities authorities; 12b-1 fees; taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

         Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, and arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.45% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.


         Arrangements may be entered into by the Advisor or its affiliates with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Advisor or its affiliates may pay fees to these organizations for their services. For purposes of determining the Advisor's cost of providing or procuring transfer agency, dividend disbursing or other services under the Administrative Services Agreement, the Advisor may take into account only the fees that otherwise would be paid for by the Advisor if all the investors who own Fund shares through the organization were instead direct registered record holders of shares in the Fund.

         Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

         Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street") as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums.

reimburses IFTC for certain out-of-pocket expenses.

         The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates. See "Policies of the Fund to Promote Sales of Fund Shares" below.

8. POLICIES OF THE FUND TO PROMOTE SALES OF FUND SHARES

         The Fund has adopted a Rule 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain costs for the distribution of its own shares. The Plan provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates under the Plan may include, but are not limited to, payments made to, and costs incurred by, the Fund's Distributor in connection with the distribution of the Fund's shares; payments made to and expenses of persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of the Fund's shares, including services to shareholders of the Fund and prospective investors; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the Fund; costs involved in preparing, printing and distributing sales literature for the Fund; costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund that Berger Associates or the Distributor deems advisable; and such other costs as may from time to time be agreed upon by the Fund. Such payments are to be made by the Fund to Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by the Fund. From time to time Berger Associates or the Distributor may engage in activities which jointly promote the sale of the shares of all or other Berger Funds or Berger/BIAM Funds, which costs are not readily identifiable as related to any one fund. In such cases, the cost of the activity will be allocated among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

         The current 12b-1 Plan will continue in effect until April 1997, and from year to year thereafter if approved at least annually by the trustees and the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of shares of the Fund without shareholder approval.


         The trustees of Worldwide Portfolios have authorized the Sub-Advisor to consider sales of shares of the Fund by a broker-dealer or the recommendations of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute securities transactions for the Portfolio. In placing portfolio business with such broker-dealers, the Sub-Advisor will seek the best execution of each transaction.

9. HOW TO PURCHASE SHARES IN THE FUND

         (i) Minimum Initial Investment -- $2,000.00. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

         Berger Funds
         c/o DST Systems, Inc.
         P.O. Box 419958
         Kansas City, MO  64141

A confirmation indicating the details of the transaction will be sent to you promptly. Unless you specify full shares only, the purchase will be made in full and fractional shares calculated to three decimal places.

         In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

         The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund's transfer agent, sub-transfer agent or any other authorized agent of the Fund.

         (ii) MINIMUM SUBSEQUENT INVESTMENTS -- $50.00. Shareholders may, at any time, purchase additional shares subject to a minimum investment of $50.00. A check made payable to "Berger Funds" in the amount to be invested, should be sent to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO
64141. Please be sure to give your name and account number. You will receive a confirmation of every transaction.

         (iii) AUTOMATIC INVESTMENT PLAN. By completing the Automatic Investment Plan section of the application, you may authorize the Fund to debit your bank account for the periodic purchase of Fund shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum initial investment of $2,000, a minimum investment of $50.00 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.


         (iv) TELEPHONE AND ON-LINE INVESTMENTS. The Fund will, at its discretion, accept purchase orders from existing shareholders by telephone or, via their personal computer, through on-line service providers or other on-line access points approved by the Fund, although not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone or on-line purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered in this way must be received by the Fund's transfer agent within three business days after acceptance of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery. If payment is not received on time, the Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone and on-line purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone or on-line are included in computing such value only if payment has been received). See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone transactions.

         (v) PAYMENT AND TERMS OF OFFERING. Payment for shares purchased should be made by check or money order drawn on a United States bank and made payable to the Berger Funds. Checks not made payable to the Berger Funds, the account registrant, transfer agent or retirement account custodian will not be accepted. Alternatively, payment for shares purchased may be made by wire or electronic funds transfer from the investor's bank to DST Systems, Inc., after ordering shares by telephone or on-line. Please call 1-800-551-5849 for current wire or electronic funds transfer instructions. The Fund will not accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars.


         The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial or subsequent investments or to increase the minimums following notice. No application to purchase shares is binding on the Fund until accepted in writing.

10. HOW THE NET ASSET VALUE IS DETERMINED

         The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

         The Portfolio's securities and other assets are valued as follows: securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

         Since the Fund does not impose any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

11. OPEN ACCOUNT SYSTEM AND SHARE CERTIFICATES

         Unless otherwise directed, all investor accounts are maintained on a book-entry basis. Share certificates will not be issued unless requested by the shareholder. Shares purchased by dividend reinvestment or under an Automatic Investment Plan, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

12. HOW TO REDEEM OR SELL FUND SHARES

         (i) SHARE REDEMPTIONS BY MAIL. The Fund will buy back (redeem), at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund's transfer agent, sub-transfer agent or other authorized agent of the Fund. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed. If a share certificate has been issued, the certificate, properly endorsed by the registered owner, must be submitted with the written redemption request.

         The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A notary public is not an acceptable guarantor. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners,
(i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or
(iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

          Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. If there is doubt as to what additional documents are required, please write the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call DST at 1-800-551-5849.


         (ii) TELEPHONE AND ON-LINE REDEMPTIONS. All shareholders have Telephone and On-line Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. Shareholders may redeem shares by telephone or, via their personal computer, through on-line service providers or other on-line access points approved by the Fund. The telephone and on-line redemption option is not available for shares held in retirement accounts sponsored by the Fund. Telephone redemption requests may be made by calling DST Systems, Inc., at 1-800-551-5849. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone or on-line, if the redemption: exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.



         All telephone and on-line transactions are recorded and written confirmations indicating the details of all telephone and on-line transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone or on-line order, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone or on-line may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone or on-line which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone or on-line instructions in the event these procedures are not followed.



         In times of extreme economic or market conditions, redeeming shares by telephone or on-line may be difficult. The Fund may terminate or modify the procedures concerning the telephone or on-line redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Advisor may, at its own risk, waive certain of these redemption requirements.


         (iii) PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone or on-line will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption.


         A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Wire and electronic funds transfers are subject to a $1,000 minimum and a $100,000 maximum limitation. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. There is a $10 fee for each wire payment for shares redeemed by the Fund. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for electronic funds transfer of proceeds from the redemption of Fund shares.

         A shareholder may also request that payment for redeemed shares of a Cash Account Trust portfolio be made by wire or electronic funds transfer and should review the Cash Account Trust portfolio prospectus for procedures and charges applicable to redemptions by wire and electronic funds transfers. See below under "Exchange Privilege and Systematic Withdrawal Plan" for more information concerning the Cash Account Trust portfolios.


         Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks), electronic funds transfer or through the Automatic Investment Program if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone or on-line order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

         (iv) REDEMPTIONS BY THE FUND. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $2,000. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account to meet or exceed the minimum. If this condition is not met, the shares will be redeemed at the per share net asset value next determined after the 60th day following the notice. A check for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

13. EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN


         (i) EXCHANGES. By telephoning the Fund at 1-800-551-5849, writing to the Fund, in care of DST at P.O. Box 419958, Kansas City, MO 64141, or, via their personal computer through on-line service providers or other on-line access points approved by the Fund, any shareholder may exchange, without charge, any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust (the "CAT Portfolios"), separately managed, unaffiliated money market funds. Exchanges may be made only if the Berger Fund, Berger/BIAM Fund or CAT Portfolio with which you wish to exchange your shares is registered in your state of residence. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by the Fund, its Advisor or Sub-Advisor or Berger Associates. Berger Associates is compensated for administrative services it performs with respect to the CAT Portfolios.



         It is your responsibility to obtain and read a prospectus of the Berger Fund, Berger/BIAM Fund or CAT Portfolio into which you are exchanging.
By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund, Berger/BIAM Fund or CAT Portfolio being purchased. You may make up to four exchanges out of the Fund during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. There currently is no limit on exchanges out of the three CAT Portfolios. In times of extreme economic or market conditions, exchanging Fund or CAT Portfolio shares by telephone or on-line may be difficult. See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone and on-line transactions.



         Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter, call or on-line order must be received before that day's close of the Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into a CAT Portfolio. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes.


         All exchanges out of the Fund are subject to the minimum and subsequent investment requirements of the fund or CAT Portfolio into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, the Berger Funds, the Berger/BIAM Funds or the CAT Portfolios, nor their transfer agents or advisors, assume responsibility for the authenticity of exchange instructions communicated in writing, by telephone or on-line which are believed to be genuine. See "How to Redeem or Sell Fund Shares - Telephone and On-line Redemptions" for procedures for telephone and on-line transactions. All shareholders have Telephone and On-line Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.


         (ii) SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum, minimum of $50, will be paid to the shareholder monthly, quarterly, semiannually or annually. You will receive confirmation of systematic withdrawals after the end of each calendar quarter.

         For more information regarding the Systematic Withdrawal Plan and forms to open such accounts, please write to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

14. TAX-SHELTERED RETIREMENT PLANS

         The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. Participants in these plans can accumulate shares of the Fund on a tax-deferred basis.

         The Fund offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons. Contributions to these plans are tax-deductible and earnings are tax-exempt until distributed. Under the profit-sharing plan, the employer or self-employed person can adjust their contributions from year to year. Under the money purchase pension plan, the employer or self-employed person must commit to a contribution each year. When these plans are adopted by self-employed persons, they are commonly referred to as Keogh or HR 10 plans.

         The Fund also offers an Individual Retirement Account ("IRA"). Individuals who have compensation, but who are either not covered by existing qualified retirement plans and do not have spouses covered by such plans, or do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans or have spouses covered by such plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for U.S. Federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

         The Fund also offers a 403(b) Custodial Account. Employees of certain tax-exempt organizations and public schools may contribute tax-deductible dollars to these accounts, on which earnings are tax-exempt until distributed.

         In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-800-333-1001. Trustees for existing 401(k) or other plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

15. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

         The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains. Dividends declared and payable to shareholders of record on a specified date in December will be deemed to have been received by shareholders on December 31 for tax purposes if paid during January the following year.

         The Fund is treated as a separate entity for tax purposes and intends to elect and maintain qualification to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
The Fund's qualification as a regulated investment company will depend on the Portfolio maintaining its status as a partnership for tax purposes. If the Fund qualifies under Subchapter M and meets certain minimum distribution requirements, the Fund generally will not be liable for U.S. Federal income tax on the amount of its earnings that are timely distributed. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Fund at 1-800-551-5849 or by written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

         The Fund will inform its shareholders of the amount and nature of such income or gains resulting from their investment in the Fund. Dividends paid by the Fund from net investment income and distributions from net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

         Investment income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to foreign withholding and other taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the income taxes paid by the Fund to foreign governments during a year. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction for shareholders who itemize) or claim a foreign tax credit for such amount (subject to various limitations). If the election is not made, foreign taxes will be treated as an expense of the Fund.

         At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

         Some shareholders may be subject to 31% "backup withholding" on dividends, capital gains distributions and redemption payments made by the Fund. Backup withholding generally will apply to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

         The foregoing is only a brief summary of the U.S. Federal income tax considerations affecting the Fund and its shareholders. See "Income Dividends, Capital Gains Distributions and Tax Treatment" in the Statement of Additional Information for more information regarding taxation. Potential investors should consult their tax advisors with specific reference to their own tax situation.

16. ADDITIONAL INFORMATION

         The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series or fund under the Trust.
Since the Trust and the Fund were only recently organized, they have no prior operating history, although the Fund calculates its performance taking into account the prior performance of a trust fund whose assets were transferred into the Portfolio as described under "Performance" below. As of the date of this Prospectus, all of the outstanding shares of the Fund were held by Berger Associates, which provided the seed capital necessary to establish the Trust.


         The Trust is authorized to issue an unlimited number of shares of beneficial interest in series. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. As of the date of this Prospectus, the series comprising the Berger/BIAM International Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.



         Shareholders of the Berger/BIAM International Fund and the other funds or series of the Berger/BIAM Worldwide Funds Trust generally vote separately on matters relating to those respective funds, although they vote together and with the holders of any other series of the Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.


         If shareholders owning at least 10% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

         The Fund invests all of its investable assets in the Portfolio, a series of Worldwide Portfolios, which is also a Delaware business trust divided into series. Investors in each series of Worldwide Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. For more information on the Trust and Worldwide Portfolios, see "Additional Information" in the Statement of Additional Information.

         The Glass-Steagall Act prohibits a depository institution (such as a bank) from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes, based on advice of its counsel, that it may perform the services for the Fund contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Fund.
State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the trustees of the Trust and Worldwide Portfolios would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

17. PERFORMANCE

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's 500 Stock Index, the Nasdaq Composite Index, or more narrowly-based indices which reflect the market sectors in which the Fund invests.

         The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         Any performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


         The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The Pool had substantially the same investment objective, policies and limitations of the Fund and the Portfolio. Assets from the Pool were transferred to a separate "feeder" fund investing in the Portfolio which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.


         The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table above in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested). These fees and expenses include 12b-1 fees.

         The performance data set forth below includes the performance of the Pool for periods before the Fund's and the Portfolio's registration statements became effective. As noted above, the Pool was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Pool had been registered under the 1940 Act, the Pool's performance might have been adversely affected.


                             AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED JUNE 30, 1996

                        BERGER/BIAM
                   INTERNATIONAL FUND(1)              EAFE INDEX(2)
1-YEAR                  17.95%                          13.62%
3-YEAR                  13.59%                          10.76%
5-YEAR                  14.84%                          10.33%

SINCE INCEPTION(3)      13.19%                           4.26%


(1) Total return for the Fund has been adjusted to reflect estimated expenses of the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested.


(2) Source: Morgan Stanley Capital International (MSCI). The MSCI EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.


(3)  Covers the period since July 31, 1989.

         All of the foregoing performance data were calculated in accordance with methods prescribed by the Securities and Exchange Commission which are discussed in more detail under the heading "Performance Information" in the Statement of Additional Information.


         Shareholders with questions should write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-333-1001. Prospectuses are also available upon request for the following funds advised by Berger Associates, Inc.: the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Small Company Growth Fund and the Berger
New Generation Fund. Please call 1-800-333-1001 for information.

                                      PROSPECTUS

                     BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND

         The Berger/BIAM International Institutional Fund (the "Fund") is a "no-load" mutual fund, more technically referred to as an open-end management investment company, organized as a diversified series of the Berger/BIAM Worldwide Funds Trust (the "Trust"). The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


         UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI Worldwide" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"). For further information about the Fund's investment objective and structure, see "Investment Objective and Policies and Risk Factors", "Introduction" and "Additional Information About Master/Feeder Structure".


         The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


         This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors are advised to retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, which is incorporated in its entirety by reference, is available upon request without charge by writing to the Fund at P.O. Box 5005, Denver, CO 80217, or by calling 1-800-706-0539.

         INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK (INCLUDING BANK OF IRELAND). SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE

CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                         Dated October 15, 1996

                                  Table of Contents


SECTION                                                                     PAGE
-------                                                                     ----

1.  Fee Tables...............................................................  1

2.  Introduction.............................................................  2

3.  Investment Objective and Policies and Risk Factors.......................  3

4.  Portfolio Turnover....................................................... 11

5.  Additional Information About Master/Feeder Structure..................... 11

6.  Management and Investment Advice......................................... 12

7.  Expenses of the Fund..................................................... 16

8.  Purchase of Shares in the Fund........................................... 18

9.  Net Asset Value.......................................................... 20

10.  Open Account System and Share Certificates.............................. 21

11.  Redemption of Fund Shares............................................... 21

12.  Exchange Privilege...................................................... 24

13.  Plans and Programs...................................................... 25

14.  Income Dividends, Capital Gains Distributions and Tax Treatment......... 25

15.  Additional Information.................................................. 27

16.  Performance............................................................. 28

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Maximum Sales Load Imposed on Purchases                            0%
--------------------------------------------------------------------------------
  Maximum Sales Load Imposed on Reinvested Dividends                 0%
--------------------------------------------------------------------------------
  Deferred Sales Load                                                0%
--------------------------------------------------------------------------------
  Redemption Fees                                                    0%
--------------------------------------------------------------------------------
  Exchange Fee                                                       0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                 TOTAL
                                                                 FUND
                                   INVESTMENT                   OPERATING
                                    ADVISORY                    EXPENSES*
                                      FEE          OTHER        (AFTER
                                 (AFTER WAIVER)   EXPENSES**    WAIVER)
--------------------------------------------------------------------------------
Berger/BIAM International
Institutional Fund                  0.85%***      0.50%        1.35%***

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Total Fund Operating Expenses are comprised of the Fund's annual operating expenses plus the Fund's pro rata portion of the annual operating expenses of the Portfolio in which the Fund's assets are invested. See "Expenses of the Fund".

** Other Expenses primarily include administrative services fees paid by the Fund and custodian fees paid by the Portfolio and are based on estimated expenses for the first year of operations of the Fund and the Portfolio.

*** Although the Fund does not pay an investment advisory fee directly to an investment advisor, it bears indirectly its pro rata portion of the advisory fee paid to the Advisor by the Portfolio in which the assets of the Fund are invested. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive its investment advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Absent the waiver, the Investment Advisory Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 1.40%.


                                       EXAMPLES

    You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   1 YEAR         3 YEARS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Berger/BIAM International Institutional Fund         $14*           $43*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

* Based on estimated expenses for the first year of operations of the Fund and the Portfolio, after waiver.

         THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

         Total Fund Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The trustees of the Trust believe that the investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses and, accordingly, that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses of the Portfolio will be less than or approximately equal to the expenses the Fund would incur if it retained the services of an investment advisor and the assets of the Fund were invested directly in the type of securities held by the Portfolio. While the investment advisory fee for the Portfolio is higher than that paid by most other mutual funds, it is comparable to the investment advisory fee paid by many other international equity funds.

         The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice", and "Expenses of the Fund".

2. INTRODUCTION

         The Berger/BIAM International Institutional Fund is an open-end, diversified management investment company commonly referred to as a "mutual fund". The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund. This Prospectus describes the securities offered by the Fund.

    The Fund is a series of the Berger/BIAM Worldwide Funds Trust, a Delaware business trust, and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund and other investors who invest in the Portfolio "feed" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                     Shareholders

              BUY SHARES IN      [down arrow]

                                         Fund

              INVESTS IN         [down arrow]

                                      Portfolio

              INVESTS IN         [down arrow]

                                      Stocks and
                                   Other Securities

         The trustees of the Trust believe that this structure may benefit shareholders, since investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. For more information about this structure, see "Additional Information About Master/Feeder Structure".


         The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


3. INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS

         The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio may also invest in securities other than common stock if the Sub-Advisor believes these are likely to be the best suited at that time to achieve the Portfolio's objective. These include equity-related securities (such as preferred stocks and convertible securities), debt securities issued by foreign governments or foreign corporations, U.S. or foreign short-term investments or other securities described on the following pages. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.


INVESTMENT SELECTION

         In selecting its portfolio securities, the Portfolio places primary emphasis on fundamentally undervalued stocks as determined by a range of characteristics, including relatively low price/earnings multiples, dividend yield, consistency of earnings growth and cash flow, financial strength, realizable asset value and liquidity. Securities of companies with medium to large market capitalizations usually constitute the majority of the Portfolio's investments. The Portfolio currently considers medium to large market capitalizations to be those in excess of $1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Portfolio is presently anticipated to be weighted largely toward companies located in Western Europe (for example, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Sweden, Ireland and Finland), Australia and the Far East (for example, Japan, Hong Kong, Singapore, Malaysia, Thailand, Indonesia and the Philippines). However, the Portfolio is free to invest in companies of any size and in companies located in other foreign countries, including developing countries.

INVESTMENT DECISION MAKING PROCESS

         The Sub-Advisor's investment approach is based on "bottom-up" fundamental analysis of individual companies within a framework of dynamic economic and business themes that are believed to provide the best opportunities for effective stock selection. Stock selection decisions are guided by:

- GLOBAL ECONOMIC AND BUSINESS THEMES. The Sub-Advisor identifies economic and business themes and trends that have the potential to support the long-term growth prospects of companies best positioned to take advantage of them. These themes and trends may transcend political and geographic boundaries and may be global or regional in nature. Current themes and trends include, for example, worldwide growth in telecommunications and multimedia, rapid economic development in the Pacific Basin, global healthcare trends and unique consumer franchises.

- FUNDAMENTAL ANALYSIS. The Sub-Advisor seeks to identify companies that it believes are best positioned to benefit from the identified themes and trends. It conducts an extensive "bottom-up" analysis seeking individual quality companies with stocks that are fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their peer group. This process includes examining financial statements, evaluating management and products, assessing competitive position and strengths, as well as analyzing the economic variables affecting the company's operating environment. This in-depth, fundamental analysis is believed to be the most important step in identifying stock selections for the Portfolio.

         Actual country weightings are a by-product of the bottom-up stock selection approach. Accordingly, the country in which a company is located is considered by the Sub-Advisor to be less important than the diversity of its sources of earnings and earnings growth.

WHY INVEST IN THIS FUND?

         The Advisor believes there is substantial opportunity for long-term capital growth in foreign markets, as certain foreign economies may grow more rapidly than the U.S. economy. In addition, boundaries and borders no longer define or confine the operations of many of the world's business entities. Companies raise capital, purchase raw materials, manufacture and distribute products on a worldwide basis. Many profitable, successful companies benefit from global economic growth, including companies in foreign markets. The Fund seeks to take advantage of the investment opportunities created by an increasingly global economy.

         One reason for investing internationally is the opportunity to earn higher investment returns. On a total return basis, foreign stocks represented by the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index outperformed U.S. stocks represented by the Standard & Poor's 500 Stock Index in all but two rolling ten-year periods ended 1981 through 1995. Of course, during this time there were shorter periods when U.S. stocks had higher returns, and there have been periods when the EAFE Index produced negative returns. Accordingly, investors in foreign equity securities should have a long-term investment perspective, as international markets tend to be more volatile than the U.S. market.


         International investing also expands investment opportunities. The U.S. percentage of the world's stock market capitalization has decreased over the past 20 years. Today, nearly two-thirds of the world's stock market capitalization consists of non-U.S. stocks and companies. Since foreign stocks do not always move in tandem with U.S. stocks and with each other, international investing also has the potential to add diversification to an all- U.S. stock portfolio by spreading investments across a number of markets.


         Investors who wish to diversify their portfolio internationally can do so by investing directly in foreign stocks, but they may find it difficult to make purchases and sales, obtain reliable information, hold securities in safekeeping and manage the conversion of the value of their international investments into U.S. dollars. Investing in the Fund, however, eliminates these complications. With a single investment, the investor owns a diversified international investment portfolio that is actively managed by experienced professionals. BIAM, the Portfolio's Sub-Advisor, has extensive experience in dealing with foreign markets and with brokers and custodian banks around the world. BIAM also has the benefit of an established information network and believes the Fund offers a convenient and cost-effective means of investing internationally.

         Of course, as an international fund, the Fund entails special risks as described below. The Fund seeks to reduce these risks through diligent research and diversification.

SECURITIES, INVESTMENT PRACTICES AND RISK FACTORS

         Since the shares of the Fund represent an investment in the Portfolio, which in turn primarily represents an investment in common stocks, investors should understand that the net asset value of the Fund will change as the market value of the securities held in the Portfolio changes and that the value of a Fund share will go up and down. Investors should also be aware that investment in foreign securities carries additional risks not present when investing in domestic securities. See "Foreign Securities" below.

         The Fund is not intended as a complete or balanced investment vehicle, but rather as an investment for persons who are in a financial position to assume the risk and share price volatility associated with foreign investments. As a result, the Fund should be considered as a long-term investment vehicle.

         The investment objective of the Fund and the Portfolio is considered fundamental, meaning that it cannot be changed without a vote of the shareholders of the Fund and, as to the Portfolio's objective, of the investors in the Portfolio. There can be no assurance that the Fund's or the Portfolio's investment objective will be realized. Following is additional information about some of the specific types of securities in which the Portfolio may invest.

         FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs).  The Portfolio may also
invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the securities expressed in dollars. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         CONVERTIBLE SECURITIES. The Portfolio may purchase securities that are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as

Moody's Investors Service, Inc., and Standard & Poor's Corporation, or being of similar creditworthiness in the determination of the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its net assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

         SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or medium market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more well established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more well established companies.

         LENDING PORTFOLIO SECURITIES. The Portfolio may lend its securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Portfolio to earn income, which, in turn, can be invested in additional securities to pursue its investment objective. Loans of securities by the Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Portfolio's total assets.

         HEDGING TRANSACTIONS. The Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. Forward contracts are obligations between two parties to exchange particular goods or instruments (such as foreign currencies) at a set price on a future date. The Portfolio currently intends that it will use forward contracts only for hedging purposes and that it may enter into forward foreign currency exchange contracts, provided the aggregate value of all outstanding contracts does not exceed the value of the Portfolio's assets. Although a hedging transaction may, for example, partially protect the Portfolio from a decline in the foreign exchange price of a particular security or its portfolio generally, hedging may also limit the potential return to the Portfolio due to positive foreign exchange movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, forward foreign currency exchange contracts do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

         The Portfolio will generally enter into forward foreign currency exchange contracts either with respect to specific transactions or with respect to the Portfolio's security positions. For example, the Portfolio may enter into a forward contract in order to fix the price (in terms of a specified currency, which may be U.S. dollars or a foreign currency) for securities it has agreed to buy or sell or is considering buying or selling. Further, when the Sub-Advisor believes that a particular foreign currency in which some or all of the Portfolio's investments are denominated may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that is expected to decline (or another currency which acts as a proxy for that currency). However, the Portfolio will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its securities denominated in a specific foreign currency. To ensure that the Portfolio will be able to meet its obligations under its forward foreign currency exchange contracts, the Portfolio will be required to place liquid assets in a segregated account with its custodian bank or to set aside securities to "cover" its commitments in these contracts.

         Forward foreign currency exchange contracts are privately negotiated (i.e., over-the-counter) and the parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated delivery of the underlying foreign currency. Transactions in forward foreign currency exchange contracts by the Portfolio involve the potential for a loss that may exceed the amount of commitment the Portfolio would be permitted to make in those contracts under its investment limitations. The principal risks of the

Portfolio's use of forward foreign currency exchange contracts are: (a) losses resulting from currency market movements not anticipated by the Portfolio;
(b) possible imperfect correlation between movements in the prices of forward contracts and movements in the spot (i.e., cash) prices of the currencies hedged or used to cover such positions; (c) lack of assurance that the Portfolio will be able to enter into an offset or termination of the contract at any particular time; (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (e) possible need to defer closing out certain forward contracts in order to facilitate the Fund's qualification for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

         Although they currently have no intention of doing so, the trustees of Worldwide Portfolios may, without shareholder approval, authorize the Portfolio to invest in certain types of other instruments for hedging purposes, such as financial futures and options. Appropriate notice to shareholders will be provided of any intention to commence investing in such instruments. Additional detail concerning the Portfolio's transactions in forwards, futures and options and the risks of such investments can be found in the Statement of Additional Information.

         ILLIQUID SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

         In addition to its investment objective, the Portfolio has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, the Portfolio may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed) and may not make loans (except that the Portfolio may lend portfolio securities and enter into repurchase agreements in accordance with its investment policies). The Portfolio may not invest in any one industry 25% or more of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, the Portfolio may invest in forward foreign currency exchange contracts and other instruments as specified in greater detail above and in the Statement of Additional Information.

         Further, with respect to 100% of its total assets, the Portfolio may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Portfolio's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer, although this restriction may be reduced to apply to 75% or more of the Portfolio's total assets without a shareholder vote.

         Also, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its net assets would be invested in such securities, although this restriction may be changed without shareholder approval. For more detail about the Portfolio's investment restrictions, see the Statement of Additional Information.

4. PORTFOLIO TURNOVER

         In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund or interests in the Portfolio due to economic, market or other factors that are not within the control of management. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%.

5. ADDITIONAL INFORMATION ABOUT MASTER/FEEDER STRUCTURE

         Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (referred to as a master fund). This two-tier structure is known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio.


         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539. Shareholders willing to maintain an account balance of not less than $1,000,000 may want to consider the Berger/BIAM International CORE Fund, which is another feeder fund that, like the Fund, invests all of its investable assets in the Portfolio.


         The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor. Shareholders will be given at least 30 days' written notice prior to any change in the investment objective of the Fund or the Portfolio.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

         Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

         The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may adversely affect the liquidity of the Fund.

         This Prospectus and the Statement of Additional Information contain more detailed information about this master/feeder organizational structure, including information related to: (i) the investment objective, policies and restrictions of the Fund and the Portfolio; (ii) the trustees and officers of the Trust and Worldwide Portfolios, and the management of the Fund and the Portfolio; (iii) portfolio transactions and brokerage commissions; (iv) the Fund's shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate total return; and (vi) the determination of the value of the shares of the Fund. The master/feeder fund structure is still relatively new and lacks a substantial history.

6. MANAGEMENT AND INVESTMENT ADVICE

         The trustees of the Trust are responsible for major decisions relating to the Fund's policies and objective. They also oversee the operation of the Fund by its officers and review the investment performance of the Fund on a regular basis. The trustees of Worldwide Portfolios have overall responsibility for operation of the Portfolio. A majority of the trustees of the Trust and Worldwide Portfolios who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or Worldwide Portfolios ("Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and Worldwide Portfolios, up to and including creating a new board of trustees for the Trust or Worldwide Portfolios. Additional information concerning the trustees and the officers of the Trust and Worldwide Portfolios is furnished in the Statement of Additional Information under the heading "Management of the Fund."

THE ADVISOR -- GENERAL BUSINESS MANAGEMENT AND INVESTMENT OVERSIGHT

         The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio, such as coordinating certain matters relating to the operations of the Portfolio and monitoring the Portfolio's compliance with all applicable federal and state securities laws. Currently, the Advisor serves in this capacity only to the Portfolio.

         The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an
investment advisor.   However, Berger Associates, Inc. ("Berger Associates"),
which owns 100% of the Advisor has been in the investment advisory business for over 20 years. Berger Associates serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and has assets under management of more than $3.5 billion as of April 30, 1996. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see below under "Pending Sale of Interest in Advisor".

THE SUB-ADVISOR -- EXPERIENCED INTERNATIONAL INVESTMENT MANAGEMENT

         Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $16 billion as of April 30, 1996.

         As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to BIAM, as the Sub-Advisor. As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios.

         BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830.

         All investment decisions made for the Portfolio by the Sub-Advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Portfolio. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

         Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits the Sub-Advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, the Sub-Advisor will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

         The trustees of Worldwide Portfolios have authorized the Sub-Advisor to consider sales of shares of the Fund by a broker-dealer or the recommendations of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute securities transactions for the Portfolio. In placing portfolio business with such broker-dealers, the Sub-Advisor will seek the best execution of each transaction.

ADVISORY FEES

         Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

PENDING SALE OF INTEREST IN ADVISOR

         As mentioned above, the Portfolio's Advisor, BBOI Worldwide, is a limited liability company formed in 1996 and 100% owned by Berger Associates. BBOI Worldwide was organized by Berger Associates in anticipation of forming a joint venture with BIAM for the purpose of managing international and global mutual funds. Pursuant to the Amended and Restated Operating Agreement of BBOI Worldwide LLC, dated as of May 1, 1996, between Berger Associates and BIAM (the "Joint Venture Agreement"), BIAM (or an affiliate) has agreed to acquire a 50% interest in the Advisor and thereby enter into a joint venture with Berger Associates to become effective upon receipt of all regulatory approvals. Berger Associates' role in the joint venture will be to provide administration and marketing, and BIAM's role will be to provide international and global investment management expertise. Day-to-day portfolio management of the Portfolio will continue to be provided by BIAM under the Sub-Advisory Agreement.

         The Joint Venture Agreement provides that Berger Associates and BIAM will each own a 50% membership interest in the Advisor and each will have an equal number of representatives on the Advisor's Board of Managers. Agreement of representatives of both Berger Associates and BIAM will be required for all significant management decisions.

         BIAM's acquisition of an interest in the Advisor is subject to approval of the Federal Reserve Board of the United States and the Central Bank of Ireland. In the event the joint venture is not consummated, Berger Associates anticipates continuing to provide the Fund with administrative services, and BIAM has agreed to continue to serve as the Sub-Advisor to the Portfolio for a period of not less than six months thereafter, on usual and customary contractual terms.

         Consummation of BIAM's acquisition of a membership interest in the Advisor might be deemed to effect a change of control in the Advisor and thereby an "assignment" (as defined in the Investment Company Act of 1940) and termination of the Portfolio's Investment Advisory and Sub-Advisory Agreements. However, the trustees of Worldwide Portfolios have considered the terms of the joint venture and various factors related to the proposal, including that the day-to-day management of the Portfolio by BIAM is not proposed to change. On the basis of the factors considered, the trustees, including the Independent Trustees of Worldwide Portfolios voting separately, have approved new Investment Advisory and Sub-Advisory Agreements that will come into effect upon consummation of the joint venture and any change of control in the Advisor that may be deemed to result. The new Agreements have also been approved by the Portfolio's initial investors. The new Agreements are identical in their terms to the initial Agreements described in this Prospectus, except for commencement date. No further trustee or shareholder vote is anticipated to approve the new Agreements upon consummation of the joint venture. Accordingly, prospective investors should consider BIAM's pending acquisition of an interest in the Advisor at the time they consider their initial investment in the Fund.

7. EXPENSES OF THE FUND

         The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

         Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

         Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, and arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.35% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

         Arrangements may be entered into by the Advisor or its affiliates with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Advisor or its affiliates may pay fees to these organizations for their services. For purposes of determining the Advisor's cost of providing or procuring transfer agency, dividend disbursing or other services under the Administrative Services Agreement, the Advisor may take into account only the fees that otherwise would be paid for by the Advisor if all the investors who own Fund shares through the organization were instead direct registered record holders of shares in the Fund.


         Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

         Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street") as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

         The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates.

8. PURCHASE OF SHARES IN THE FUND

         The Fund is designed primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

         Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $100,000. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

         Berger Funds
         c/o DST Systems, Inc.
         P.O. Box 419958
         Kansas City, MO  64141

         Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund.

         A confirmation indicating the details of the transaction will be sent promptly. Unless full shares only are specified, all purchases will be made in full and fractional shares calculated to three decimal places.

         All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the transfer agent, sub-transfer agent or any other authorized agent of the Fund prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day. See "Redemptions of Fund Shares - Redemptions by Telephone" for the Fund's policies and procedures on effecting transactions by telephone.

         Payment for shares purchased may be made as follows:

         BY WIRE OR ELECTRONIC FUNDS TRANSFER. Payment for shares purchased may be made by wire or electronic funds transfer from the investor's bank to DST Systems, Inc. Please call 1-800-551-5849 for current wire or electronic funds transfer instructions. The following information may be requested: name of authorized person; shareholder name; shareholder account number; name of Fund; amount being wired or transferred; and name of wiring or transferring bank.

         BY MAIL. Alternatively, payment for shares purchased may be made by mail, so long as payment is accompanied or preceded by a completed account application. Payment should be made by check or money order drawn on a United States bank and made payable to the "Berger Funds". Checks not made payable to the Berger Funds, the account registrant, transfer agent or retirement account custodian will not be accepted. The Fund will not accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars.

         Fund shares may also be purchased through certain organizations connected with pension and retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

         The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund's transfer agent, sub-transfer agent or any other authorized agent of the Fund.

         The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial investments or to increase the minimums following notice. No application to purchase shares is binding on the Fund until accepted in writing.

         Investors may, subject to the approval of the Trust and Worldwide Portfolios, purchase shares of the Fund with liquid securities that are eligible for purchase by the Portfolio (consistent with the Fund's and the Portfolio's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation policies of the Trust and Worldwide Portfolios. These transactions will be effected only if the Sub-Advisor intends to retain the securities in the Portfolio as an investment. Assets so purchased will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Portfolio's assets at the time of purchase. The Trust and Worldwide Portfolios reserve the right to amend or terminate this practice at any time.

9. NET ASSET VALUE

         The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

         The Portfolio's securities and other assets are valued as follows: securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

         Since the Fund does not impose any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

10. OPEN ACCOUNT SYSTEM AND SHARE CERTIFICATES

         Unless otherwise directed, all investor accounts are maintained on a book-entry basis. Share certificates will not be issued unless requested by the shareholder. Shares purchased by dividend reinvestment, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

11. REDEMPTION OF FUND SHARES

         (i) SHARE REDEMPTIONS BY MAIL. The Fund will redeem, at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund's transfer agent, sub-transfer agent or other authorized agent of the Fund. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed.

         The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A notary public is not an acceptable guarantor. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners,
(i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or
(iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.

         (ii) REDEMPTIONS BY TELEPHONE. All shareholders have Telephone Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning DST Systems, Inc., at 1-800-[551-5849]. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.


         All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.


         In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Advisor may, at its own risk, waive certain of the redemption requirements described in the preceding paragraphs.

         (iii) PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption.

         A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for wire or electronic funds transfer of proceeds from the redemption of Fund shares.

         Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks) or electronic funds transfer if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.


         (iv) REDEMPTION IN-KIND. The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash.


         (v) REDEMPTIONS BY THE FUND. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $100,000. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account to meet or exceed the minimum. If this condition is not met, the shares will be redeemed at the per share net asset value next determined after the 60th day following the notice. A check for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

12. EXCHANGE PRIVILEGE

         (i) EXCHANGES. By telephoning the Fund at 1-800-551-5849, or writing to the Fund, in care of DST at P.O. Box 419958, Kansas City, MO 64141, any shareholder may exchange, without charge, any or all of his shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds. Exchanges may be made only if the Berger Fund or Berger/BIAM Fund into which a shareholder wishes to exchange shares is registered in the shareholder's state of residence.

         It is each investor's responsibility to obtain and read a prospectus of the Berger Fund or Berger/BIAM Fund into which the investor is exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund or Berger/BIAM Fund being purchased. Up to four exchanges out of the Fund are permitted during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

         Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, a letter or call must be received before that day's close of the Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes.

         All exchanges out of the Fund are subject to the minimum and subsequent investment requirements of the fund into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, the Berger Funds, the Berger/BIAM Funds, nor their transfer agents or advisors assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have Telephone Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

13. PLANS AND PROGRAMS

         The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. The Fund also offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons, an Individual Retirement Account ("IRA") and a 403(b) Custodial Account.

         In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-800-706-0539. Trustees for existing 401(k) or other plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-551-5849.


         The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

14. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

         The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains. Dividends declared and payable to shareholders of record on a specified date in December will be deemed to have been received by shareholders on December 31 for tax purposes if paid during January the following year.

         The Fund is treated as a separate entity for tax purposes and intends to elect and maintain qualification to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
The Fund's qualification as a regulated investment company will depend on the Portfolio maintaining its status as a partnership for tax purposes. If the Fund qualifies under Subchapter M and meets certain minimum distribution requirements, the Fund generally will not be liable for U.S. Federal income tax on the amount of its earnings that are timely distributed. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Fund at 1-800-[551-5849] or by written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

         The Fund will inform its shareholders of the amount and nature of such income or gains resulting from their investment in the Fund. Dividends paid by the Fund from net investment income and distributions from net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

         Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

         Investment income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to foreign withholding and other taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the income taxes paid by the Fund to foreign governments during a year. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction for shareholders who itemize) or claim a foreign tax credit for such amount (subject to various limitations). If the election is not made, foreign taxes will be treated as an expense of the Fund.

         At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

         Some shareholders may be subject to 31% "backup withholding" on dividends, capital gains distributions and redemption payments made by the Fund. Backup withholding generally will apply to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

         The foregoing is only a brief summary of the U.S. Federal income tax considerations affecting the Fund and its shareholders. See "Income Dividends, Capital Gains Distributions and Tax Treatment" in the Statement of Additional Information for more information regarding taxation. Potential investors should consult their tax advisors with specific reference to their own tax situation.

15. ADDITIONAL INFORMATION


         The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series or fund under the Trust.
Since the Trust and the Fund were only recently organized, they have no prior operating history, although the Fund calculates its performance taking into account the prior performance of a trust fund whose assets were transferred into the Portfolio as described under "Performance" below.



         The Trust is authorized to issue an unlimited number of shares of beneficial interest in series. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. As of the date of this Prospectus, the series comprising the Berger/BIAM International Institutional Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.



         Shareholders of the Berger/BIAM International Institutional Fund and the other funds or series of the Berger/BIAM Worldwide Funds Trust generally vote separately on matters relating to those respective funds, although they vote together and with the holders of any other series of the Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.


         If shareholders owning at least 10% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

         The Fund invests all of its investable assets in the Portfolio, a series of Worldwide Portfolios, which is also a Delaware business trust divided into series. Investors in each series of Worldwide Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. For more information on the Trust and Worldwide Portfolios, see "Additional Information" in the Statement of Additional Information.

         The Glass-Steagall Act prohibits a depository institution (such as a bank) from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes, based on advice of its counsel, that it may perform the services for the Fund contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Fund.
State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the trustees of the Trust and Worldwide Portfolios would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

16. PERFORMANCE

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's 500 Stock Index, the Nasdaq Composite Index, or more narrowly-based indices which reflect the market sectors in which the Fund invests.

         The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         Any performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


         The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The Pool had substantially the same investment objective, policies and limitations of the Fund and the Portfolio. Assets from the Pool were transferred to the Fund which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.


         The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table above in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

         The performance data set forth below includes the performance of the Pool for periods before the Fund's and the Portfolio's registration statements became effective. As noted above, the Pool was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Pool had been registered under the 1940 Act, the Pool's performance might have been adversely affected.


                           AVERAGE ANNUAL TOTAL RETURN
                         FOR PERIODS ENDED JUNE 30, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               BERGER/BIAM              EAFE INDEX(2)
                              INTERNATIONAL
                             INSTITUTIONAL FUND(1)
--------------------------------------------------------------------------------
    1-YEAR                        18.38%                   13.62%
--------------------------------------------------------------------------------
    3-YEAR                        14.02%                   10.76%
--------------------------------------------------------------------------------
    5-YEAR                        15.29%                   10.33%
--------------------------------------------------------------------------------
 SINCE INCEPTION(3)               13.64%                    4.26%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Total return for the Fund has been adjusted to reflect estimated expenses of the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested.

(2) Source: Morgan Stanley Capital International (MSCI). The MSCI EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.

(3)  Covers the period since July 31, 1989.


         All of the foregoing performance data were calculated in accordance with methods prescribed by the Securities and Exchange Commission which are discussed in more detail under the heading "Performance Information" in the Statement of Additional Information.

         Shareholders with questions should write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539. Prospectuses are also available upon request for the following funds advised by Berger Associates, Inc.: the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Small Company Growth Fund and the Berger New Generation Fund. Please call 1-800-706-0539 for information.

                                      PROSPECTUS

                         BERGER/BIAM INTERNATIONAL CORE FUND


    The Berger/BIAM International CORE Fund (the "Fund") is a "no-load" mutual fund, more technically referred to as an open-end management investment company, organized as a diversified series of the Berger/BIAM Worldwide Funds Trust
(the "Trust"). The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.


    UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI Worldwide" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"). For further information about the Fund's investment objective and structure, see "Investment Objective and Policies and Risk Factors", "Introduction" and "Additional Information About Master/Feeder Structure".


    The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.



    This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors are advised to retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission. A copy of the Statement of Additional Information, which is incorporated in its entirety by reference, is available upon request without charge by writing to the Fund at P.O. Box 5005, Denver, CO 80217, or by calling 1-800-706-0539.


    INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, ANY BANK (INCLUDING BANK OF IRELAND). SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO

INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                            Dated October 15, 1996

                                  Table of Contents


SECTION                                                                     PAGE

1.  Fee
    Tables..................................................................  1

2.  Introduction............................................................  2

3.  Investment Objective and Policies and Risk
    Factors.................................................................  3

4.  Portfolio
    Turnover................................................................ 11

5.  Additional Information About Master/Feeder
    Structure............................................................... 11

6.  Management and Investment
    Advice.................................................................. 12

7.  Expenses of the
    Fund.................................................................... 16

8.  Purchase of Shares in the
    Fund.................................................................... 18

9.  Net Asset
    Value................................................................... 20

10.  Open Account System and Share
    Certificates............................................................ 21

11.  Redemption of Fund
    Shares.................................................................. 21

12.  Exchange
    Privilege............................................................... 24

13.  Plans and
    Programs................................................................ 25

14.  Income Dividends, Capital Gains Distributions and Tax
    Treatment............................................................... 25

15.  Additional
    Information............................................................. 27

16.  Performance............................................................ 28

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                            0%
Maximum Sales Load Imposed on Reinvested Dividends                 0%
Deferred Sales Load                                                0%
Redemption Fees                                                    0%
Exchange Fee                                                       0%


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                            TOTAL
                                                             FUND
                             INVESTMENT                    OPERATING
                              ADVISORY                     EXPENSES*
                                FEE           OTHER         (AFTER
                            (AFTER WAIVER)  EXPENSES**      WAIVER)
Berger/BIAM International      0.85%***        0.25%         1.10%***
  CORE Fund



* Total Fund Operating Expenses are comprised of the Fund's annual operating expenses plus the Fund's pro rata portion of the annual operating expenses of the Portfolio in which the Fund's assets are invested. See "Expenses of the Fund".


** Other Expenses primarily include administrative services fees paid by the Fund and custodian fees paid by the Portfolio and are based on estimated expenses for the first year of operations of the Fund and the Portfolio.

*** Although the Fund does not pay an investment advisory fee directly to an investment advisor, it bears indirectly its pro rata portion of the advisory fee paid to the Advisor by the Portfolio in which the assets of the Fund are invested. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive its investment advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Absent the waiver, the Investment Advisory Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 1.15%.

                                       EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

                                            1 YEAR        3 YEARS
Berger/BIAM International CORE Fund          $11*           $35*

* Based on estimated expenses for the first year of operations of the Fund and the Portfolio, after waiver.

     THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

     Total Fund Operating Expenses include the Fund's pro rata share of the aggregate annual operating expenses of the Portfolio, in which all of the investable assets of the Fund are invested. The trustees of the Trust believe that the investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses and, accordingly, that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses of the Portfolio will be less than or approximately equal to the expenses the Fund would incur if it retained the services of an investment advisor and the assets of the Fund were invested directly in the type of securities held by the Portfolio. While the investment advisory fee for the Portfolio is higher than that paid by most other mutual funds, it is comparable to the investment advisory fee paid by many other international equity funds.

     The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund's expenses are described in greater detail under "Management and Investment Advice", and "Expenses of the Fund".

2. INTRODUCTION

     The Berger/BIAM International CORE Fund is an open-end, diversified management investment company commonly referred to as a "mutual fund". The Fund is a "no-load" fund, meaning that a buyer pays no commissions or sales load when buying shares of the Fund. This Prospectus describes the securities offered by the Fund.

     The Fund is a series of the Berger/BIAM Worldwide Funds Trust, a Delaware business trust, and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund and other investors who invest in the Portfolio "feed" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                     Shareholders

     BUY SHARES IN      [down arrow]

                              Fund

     INVESTS IN         [down arrow]

                             Portfolio

     INVESTS IN         [down arrow]

                             Stocks and
                          Other Securities

     The trustees of the Trust believe that this structure may benefit shareholders, since investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. For more information about this structure, see "Additional Information About Master/Feeder Structure".


     The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


3. INVESTMENT OBJECTIVE AND POLICIES AND RISK FACTORS

     The investment objective of the Fund is long-term capital appreciation.
The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio may also invest in securities other than common stock if the Sub-Advisor believes these are likely to be the best suited at that time to achieve the Portfolio's objective. These include equity-related securities (such as preferred stocks and convertible securities), debt securities issued by foreign governments or foreign corporations, U.S. or foreign short-term investments or other securities described on the following pages. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

INVESTMENT SELECTION

     In selecting its portfolio securities, the Portfolio places primary emphasis on fundamentally undervalued stocks as determined by a range of characteristics, including relatively low price/earnings multiples, dividend yield, consistency of earnings growth and cash flow, financial strength, realizable asset value and liquidity. Securities of companies with medium to large market capitalizations usually constitute the majority of the Portfolio's investments. The Portfolio currently considers medium to large market capitalizations to be those in excess of $1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. In addition, the Portfolio is presently anticipated to be weighted largely toward companies located in Western Europe (for example, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Sweden, Ireland and Finland), Australia and the Far East (for example, Japan, Hong Kong, Singapore, Malaysia, Thailand, Indonesia and the Philippines). However, the Portfolio is free to invest in companies of any size and in companies located in other foreign countries, including developing countries.

INVESTMENT DECISION MAKING PROCESS

     The Sub-Advisor's investment approach is based on "bottom-up" fundamental analysis of individual companies within a framework of dynamic economic and business themes that are believed to provide the best opportunities for effective stock selection. Stock selection decisions are guided by:

- GLOBAL ECONOMIC AND BUSINESS THEMES. The Sub-Advisor identifies economic and business themes and trends that have the potential to support the long-term growth prospects of companies best positioned to take advantage of them. These themes and trends may transcend political and geographic boundaries and may be global or regional in nature. Current themes and trends include, for example, worldwide growth in telecommunications and multimedia, rapid economic development in the Pacific Basin, global healthcare trends and unique consumer franchises.

- FUNDAMENTAL ANALYSIS. The Sub-Advisor seeks to identify companies that it believes are best positioned to benefit from the identified themes and trends. It conducts an extensive "bottom-up" analysis seeking individual quality companies with stocks that are fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their peer group. This process includes examining financial statements, evaluating management and products, assessing competitive position and strengths, as well as analyzing the economic variables affecting the company's operating environment. This in-depth, fundamental analysis is believed to be the most important step in identifying stock selections for the Portfolio.

     Actual country weightings are a by-product of the bottom-up stock selection approach. Accordingly, the country in which a company is located is considered by the Sub-

Advisor to be less important than the diversity of its sources of earnings and earnings growth.

WHY INVEST IN THIS FUND?

     The Advisor believes there is substantial opportunity for long-term capital growth in foreign markets, as certain foreign economies may grow more rapidly than the U.S. economy. In addition, boundaries and borders no longer define or confine the operations of many of the world's business entities. Companies raise capital, purchase raw materials, manufacture and distribute products on a worldwide basis. Many profitable, successful companies benefit from global economic growth, including companies in foreign markets. The Fund seeks to take advantage of the investment opportunities created by an increasingly global economy.

     One reason for investing internationally is the opportunity to earn higher investment returns. On a total return basis, foreign stocks represented by the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index outperformed U.S. stocks represented by the Standard & Poor's 500 Stock Index in all but two rolling ten-year periods ended 1981 through 1995. Of course, during this time there were shorter periods when U.S. stocks had higher returns, and there have been periods when the EAFE Index produced negative returns. Accordingly, investors in foreign equity securities should have a long-term investment perspective, as international markets tend to be more volatile than the U.S. market.


     International investing also expands investment opportunities. The U.S. percentage of the world's stock market capitalization has decreased over the past 20 years. Today, nearly two-thirds of the world's stock market capitalization consists of non-U.S. stocks and companies. Since foreign stocks do not always move in tandem with U.S. stocks and with each other, international investing also has the potential to add diversification to an all-U.S. stock portfolio by spreading investments across a number of markets.


     Investors who wish to diversify their portfolio internationally can do so by investing directly in foreign stocks, but they may find it difficult to make purchases and sales, obtain reliable information, hold securities in safekeeping and manage the conversion of the value of their international investments into U.S. dollars. Investing in the Fund, however, eliminates these complications. With a single investment, the investor owns a diversified international investment portfolio that is actively managed by experienced professionals. BIAM, the Portfolio's Sub-Advisor, has extensive experience in dealing with foreign markets and with brokers and custodian banks around the world. BIAM also has the benefit of an established information network and believes the Fund offers a convenient and cost-effective means of investing internationally.

     Of course, as an international fund, the Fund entails special risks as described below. The Fund seeks to reduce these risks through diligent research and diversification.

SECURITIES, INVESTMENT PRACTICES AND RISK FACTORS

     Since the shares of the Fund represent an investment in the Portfolio, which in turn primarily represents an investment in common stocks, investors should understand that the net asset value of the Fund will change as the market value of the securities held in the Portfolio changes and that the value of a Fund share will go up and down. Investors should also be aware that investment in foreign securities carries additional risks not present when investing in domestic securities. See "Foreign Securities" below.

     The Fund is not intended as a complete or balanced investment vehicle, but rather as an investment for persons who are in a financial position to assume the risk and share price volatility associated with foreign investments. As a result, the Fund should be considered as a long-term investment vehicle.

     The investment objective of the Fund and the Portfolio is considered fundamental, meaning that it cannot be changed without a vote of the shareholders of the Fund and, as to the Portfolio's objective, of the investors in the Portfolio. There can be no assurance that the Fund's or the Portfolio's investment objective will be realized. Following is additional information about some of the specific types of securities in which the Portfolio may invest.

     FOREIGN SECURITIES. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Portfolio. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. The Portfolio's investments may include American Depositary Receipts
(ADRs). The Portfolio may also invest in European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs). Some of the companies in which the Portfolio invests may be considered passive foreign investment companies (PFICs), which are described in greater detail in the Statement of Additional Information.

     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Portfolio to experience losses or miss investment opportunities.

     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Portfolio will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Since the Portfolio will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the securities expressed in dollars. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     CONVERTIBLE SECURITIES. The Portfolio may purchase securities that are convertible into common stock when the Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below investment grade by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or being of similar creditworthiness in the determination of the Sub-Advisor. The Portfolio has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.
However, the Portfolio will not invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and the Portfolio will invest less than 20% of the market value of its net assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Portfolio are downgraded following purchase, or if other circumstances cause 20% or more of the Portfolio's assets to be invested in convertible securities rated below investment grade, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

     SECURITIES OF SMALLER COMPANIES. The Portfolio may invest in securities of companies with small or medium market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more well established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more well established companies.

     LENDING PORTFOLIO SECURITIES. The Portfolio may lend its securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Portfolio to earn income, which, in turn, can be invested in additional securities to pursue its investment objective. Loans of securities by the Portfolio will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Portfolio's total assets.

     HEDGING TRANSACTIONS. The Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. Forward contracts are obligations between two parties to exchange particular goods or instruments (such as foreign currencies) at a set price on a future date. The Portfolio currently intends that it will use forward contracts only for hedging purposes and that it may enter into forward foreign currency exchange contracts, provided the aggregate value of all outstanding contracts does not exceed the value of the Portfolio's assets. Although a hedging transaction may, for example, partially protect the Portfolio from a decline in the foreign exchange price of a particular security or its portfolio generally, hedging may also limit the potential return to the Portfolio due to positive foreign exchange movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, forward foreign currency exchange contracts do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

     The Portfolio will generally enter into forward foreign currency exchange contracts either with respect to specific transactions or with respect to the Portfolio's security positions. For example, the Portfolio may enter into a forward contract in order to fix the price (in terms of a specified currency, which may be U.S. dollars or a foreign currency) for securities it has agreed to buy or sell or is considering buying or selling. Further, when the Sub-Advisor believes that a particular foreign currency in which some or all of the Portfolio's investments are denominated may decline compared to the U.S. dollar, the Portfolio may enter into a forward contract to sell the currency that is expected to decline (or another currency which acts as a proxy for that currency). However, the Portfolio will be permitted to make such investments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Portfolio is attempting to hedge, such as a portion or all of its securities denominated in a specific foreign currency. To ensure that the Portfolio will be able to meet its obligations under its forward foreign currency exchange contracts, the Portfolio will be required to place liquid assets in a segregated account with its custodian bank or to set aside securities to "cover" its commitments in these contracts.

     Forward foreign currency exchange contracts are privately negotiated (i.e., over-the-counter) and the parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated delivery of the underlying foreign currency. Transactions in forward foreign currency exchange contracts by the Portfolio involve the potential for a loss that may exceed the amount of commitment the Portfolio would be permitted to make in those contracts under its investment limitations. The principal risks of the Portfolio's use of forward foreign currency exchange contracts are: (a) losses resulting from currency market movements not anticipated by the Portfolio; (b) possible imperfect correlation between movements in the prices of forward contracts and movements in the spot (i.e., cash) prices of the currencies hedged or used to cover such positions; (c) lack of assurance that the Portfolio will be able to enter into an offset or termination of the contract at any particular time; (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and (e) possible need to defer closing out certain forward contracts in order to facilitate the Fund's qualification for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986. In addition, when the Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

     Although they currently have no intention of doing so, the trustees of Worldwide Portfolios may, without shareholder approval, authorize the Portfolio to invest in certain types of other instruments for hedging purposes, such as financial futures and options. Appropriate notice to shareholders will be provided of any intention to commence investing in such instruments. Additional detail concerning the Portfolio's transactions in forwards, futures and options and the risks of such investments can be found in the Statement of Additional Information.

     ILLIQUID SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

     In addition to its investment objective, the Portfolio has adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For example, the Portfolio may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its total assets (including the amount borrowed) and may not make loans (except that the Portfolio may lend portfolio securities and enter into repurchase agreements in accordance with its investment policies). The Portfolio may not invest in any one industry 25% or more of the value of its total assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, the Portfolio may invest in forward foreign currency exchange contracts and other instruments as specified in greater detail above and in the Statement of Additional Information.

     Further, with respect to 100% of its total assets, the Portfolio may not purchase securities of any issuer (except U.S. Government securities) if, immediately after and as a result of such purchase, the value of the Portfolio's holdings in the securities of that issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer, although this restriction may be reduced to apply to 75% or more of the Portfolio's total assets without a shareholder vote.

     Also, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its net assets would be invested in such securities, although this restriction may be changed without shareholder approval. For more detail about the Portfolio's investment restrictions, see the Statement of Additional Information.

4. PORTFOLIO TURNOVER

     In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover. In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund or interests in the Portfolio due to economic, market or other factors that are not within the control of management. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%.

5. ADDITIONAL INFORMATION ABOUT MASTER/FEEDER STRUCTURE

     Unlike other mutual funds that directly acquire and manage their own portfolios of securities, the Fund (referred to as a feeder fund) seeks to achieve its investment objective by investing all of its investable assets in the Portfolio (referred to as a master fund). This two-tier structure is known as a master/feeder. The Fund has the same investment objective and policies as the Portfolio. The Fund will invest only in the Portfolio, and the Fund's shareholders will therefore acquire only an indirect interest in the investments of the Portfolio.


     In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors (that is, other feeder funds). Such investors will invest in the Portfolio on the same terms and conditions and will pay their proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to issue their shares at the same public offering price as the Fund due to potential differences in expense structures. Accordingly, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are common in this type of mutual fund structure and are also present in other mutual fund structures. Information concerning other investors in the Portfolio (for example, other feeder funds) is available from the Fund at 1-800-706-0539.


     The investment objective of the Fund may not be changed without the approval of the Fund's shareholders. The investment objective of the Portfolio may not be changed without the approval of the investors in the Portfolio, including the Fund. If the objective of the Portfolio changes and the shareholders of the Fund do not approve a parallel change in the Fund's investment objective, the trustees of the Trust will consider other alternatives, including seeking an alternative investment vehicle or directly retaining the Fund's own investment advisor. Shareholders will be given at least 30 days' written notice prior to any change in the investment objective of the Fund or the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a larger fund invests or withdraws from the Portfolio, the remaining funds may experience lower or higher pro rata operating expenses. Lower returns could possibly result from a large withdrawal. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Also, a fund with a greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio.

     Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

     The Fund may withdraw its investment in the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund to do so. Certain changes in the Portfolio's investment objective, policies and limitations may require the Fund to withdraw its investment in the Portfolio. Upon any such withdrawal, the trustees would consider what action might be taken, including investing the Fund's assets in another pooled investment entity having the same investment objective and policies as the Fund or retaining an investment advisor to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may adversely affect the liquidity of the Fund.

     This Prospectus and the Statement of Additional Information contain more detailed information about this master/feeder organizational structure, including information related to: (i) the investment objective, policies and restrictions of the Fund and the Portfolio; (ii) the trustees and officers of the Trust and Worldwide Portfolios, and the management of the Fund and the Portfolio; (iii) portfolio transactions and brokerage commissions; (iv) the Fund's shares, including the rights and liabilities of its shareholders; (v) additional performance information, including the method used to calculate total return; and (vi) the determination of the value of the shares of the Fund. The master/feeder fund structure is still relatively new and lacks a substantial history.

6. MANAGEMENT AND INVESTMENT ADVICE

     The trustees of the Trust are responsible for major decisions relating to the Fund's policies and objective. They also oversee the operation of the Fund by its officers and review the investment performance of the Fund on a regular basis. The trustees of

Worldwide Portfolios have overall responsibility for operation of the Portfolio. A majority of the trustees of the Trust and Worldwide Portfolios who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or Worldwide Portfolios ("Independent Trustees") have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are trustees of the Trust and Worldwide Portfolios, up to and including creating a new board of trustees for the Trust or Worldwide Portfolios. Additional information concerning the trustees and the officers of the Trust and Worldwide Portfolios is furnished in the Statement of Additional Information under the heading "Management of the Fund."

THE ADVISOR -- GENERAL BUSINESS MANAGEMENT AND INVESTMENT OVERSIGHT

     The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio, such as coordinating certain matters relating to the operations of the Portfolio and monitoring the Portfolio's compliance with all applicable federal and state securities laws. Currently, the Advisor serves in this capacity only to the Portfolio.

     The Advisor is a Delaware limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an
investment advisor.   However, Berger Associates, Inc. ("Berger Associates"),
which owns 100% of the Advisor has been in the investment advisory business for over 20 years. Berger Associates serves as investment advisor or sub-advisor to mutual funds, pension and profit-sharing plans, and institutional and private investors, and has assets under management of more than $3.5 billion as of April 30, 1996. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see below under "Pending Sale of Interest in Advisor".

THE SUB-ADVISOR -- EXPERIENCED INTERNATIONAL INVESTMENT MANAGEMENT

     Since its founding in 1966, Bank of Ireland's investment management group has become recognized among international and global investment managers, serving clients in Europe, the United States, Canada, Australia and South Africa. Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the Sub-Advisor to the Portfolio, is an indirect wholly-owned subsidiary of Bank of Ireland. Bank of Ireland, founded in 1783, is a publicly traded, diversified financial services group with business operations worldwide.
Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $16 billion as of April 30, 1996.

     As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to BIAM, as the Sub-Advisor. As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios.

     BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830.

     All investment decisions made for the Portfolio by the Sub-Advisor are made by a team of BIAM investment personnel. No one individual is primarily responsible for making the day-to-day investment decisions for the Portfolio. Most of the investment professionals at BIAM have been with BIAM at least 10 years.

     Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Portfolio. Federal law prohibits the Sub-Advisor, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Portfolio, the Sub-Advisor will not take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bank of Ireland or its affiliates.

     The trustees of Worldwide Portfolios have authorized the Sub-Advisor to consider sales of shares of the Fund by a broker-dealer or the recommendations of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute securities transactions for the Portfolio. In placing portfolio business with such broker-dealers, the Sub-Advisor will seek the best execution of each transaction.

ADVISORY FEES

     Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

PENDING SALE OF INTEREST IN ADVISOR

     As mentioned above, the Portfolio's Advisor, BBOI Worldwide, is a limited liability company formed in 1996 and 100% owned by Berger Associates. BBOI Worldwide was organized by Berger Associates in anticipation of forming a joint venture with BIAM for the purpose of managing international and global mutual funds. Pursuant to the Amended and Restated Operating Agreement of BBOI Worldwide LLC, dated as of May 1, 1996, between Berger Associates and BIAM (the "Joint Venture Agreement"), BIAM (or an affiliate) has agreed to acquire a 50% interest in the Advisor and thereby enter into a joint venture with Berger Associates to become effective upon receipt of all regulatory approvals. Berger Associates' role in the joint venture will be to provide administration and marketing, and BIAM's role will be to provide international and global investment management expertise. Day-to-day portfolio management of the Portfolio will continue to be provided by BIAM under the Sub-Advisory Agreement.

     The Joint Venture Agreement provides that Berger Associates and BIAM will each own a 50% membership interest in the Advisor and each will have an equal number of representatives on the Advisor's Board of Managers. Agreement of representatives of both Berger Associates and BIAM will be required for all significant management decisions.

     BIAM's acquisition of an interest in the Advisor is subject to approval of the Federal Reserve Board of the United States and the Central Bank of Ireland. In the event the joint venture is not consummated, Berger Associates anticipates continuing to provide the Fund with administrative services, and BIAM has agreed to continue to serve as the Sub-Advisor to the Portfolio for a period of not less than six months thereafter, on usual and customary contractual terms.

     Consummation of BIAM's acquisition of a membership interest in the Advisor might be deemed to effect a change of control in the Advisor and thereby an "assignment" (as defined in the Investment Company Act of 1940) and termination of the Portfolio's Investment Advisory and Sub-Advisory Agreements. However, the trustees of Worldwide Portfolios have considered the terms of the joint venture and various factors related to the proposal, including that the day-to-day management of the Portfolio by BIAM is not proposed to change. On the basis of the factors considered, the trustees, including the Independent Trustees of Worldwide Portfolios voting separately, have approved new Investment Advisory and Sub-Advisory Agreements that will come into effect upon consummation of the joint venture and any change of control in the Advisor that may be deemed to result. The new Agreements have also been approved by the Portfolio's initial investors. The new Agreements are identical in their terms to the initial Agreements described in this Prospectus, except for commencement date. No further trustee or shareholder vote is anticipated to approve the new Agreements upon consummation of the joint venture. Accordingly, prospective investors should consider BIAM's pending acquisition of an interest in the Advisor at the time they consider their initial investment in the Fund.

7. EXPENSES OF THE FUND

     The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

     Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

     Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

     Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, and arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

     Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

     Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street") as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

     The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates.

8. PURCHASE OF SHARES IN THE FUND


     The Fund is designed primarily for direct investment by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals. Shares of the Fund are also offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.


     Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with this Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

     Berger Funds
     c/o DST Systems, Inc.
     P.O. Box 419958
     Kansas City, MO  64141

     Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund.

     A confirmation indicating the details of the transaction will be sent promptly. Unless full shares only are specified, all purchases will be made in full and fractional shares calculated to three decimal places.

     All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the transfer agent, sub-transfer agent or any other authorized agent of the Fund prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day. See "Redemptions of Fund Shares - Redemptions by Telephone" for the Fund's policies and procedures on effecting transactions by telephone.

     Payment for shares purchased may be made as follows:


     BY WIRE OR ELECTRONIC FUNDS TRANSFER. Payment for shares purchased may be made by wire or electronic funds transfer from the investor's bank to DST Systems, Inc. Please call 1-800-551-5849 for current wire or electronic funds transfer instructions. The following information may be requested: name of authorized person; shareholder name; shareholder account number; name of Fund; amount being wired or transferred; and name of wiring or transferring bank.


     BY MAIL. Alternatively, payment for shares purchased may be made by mail, so long as payment is accompanied or preceded by a completed account application. Payment should be made by check or money order drawn on a United States bank and made payable to the "Berger Funds". Checks not made payable to the Berger Funds, the account registrant, transfer agent or retirement account custodian will not be accepted. The Fund will not accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars.

     Fund shares may also be purchased through certain organizations connected with pension and retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

     The Fund will, at its discretion, accept orders transmitted by these organizations although not accompanied by payment for the shares being purchased. Payment must be received by the Fund within three business days after acceptance of the order. The price at which a purchase will be effected is based on the next calculation of net asset value after the order is received by the Fund's transfer agent, sub-transfer agent or any other authorized agent of the Fund.

     The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial investments or to increase the minimums following notice. No application to purchase shares is binding on the Fund until accepted in writing.

     Investors may, subject to the approval of the Trust and Worldwide Portfolios, purchase shares of the Fund with liquid securities that are eligible for purchase by the Portfolio (consistent with the Fund's and the Portfolio's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the valuation policies of the Trust and Worldwide Portfolios. These transactions will be effected only if the Sub-Advisor intends to retain the securities in the Portfolio as an investment. Assets so purchased will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Portfolio's assets at the time of purchase. The Trust and Worldwide Portfolios reserve the right to amend or terminate this practice at any time.

9. NET ASSET VALUE

     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

     The Portfolio's securities and other assets are valued as follows: securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. See the Statement of Additional Information for more detailed information.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

     The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as customary U.S. holidays) and the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

     Since the Fund does not impose any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the next calculated net asset value of a share of the Fund.

10. OPEN ACCOUNT SYSTEM AND SHARE CERTIFICATES

     Unless otherwise directed, all investor accounts are maintained on a book-entry basis. Share certificates will not be issued unless requested by the shareholder. Shares purchased by dividend reinvestment, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

11. REDEMPTION OF FUND SHARES

     (i) SHARE REDEMPTIONS BY MAIL. The Fund will redeem, at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt of all required documents by the Fund's transfer agent, sub-transfer agent or other authorized agent of the Fund. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. Shareholders who purchased their shares directly from the Fund may redeem all or part of their shares in the Fund by sending a written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of shares or the dollar amount to be redeemed.

     The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers (NASD), a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A notary public is not an acceptable guarantor. The Fund also reserves the right to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the registered owners,
(i) on the written request for redemption which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or (iii) on any share certificates tendered for redemption. The use of signature guarantees is intended to protect the shareholder and the Fund from a possibly fraudulent application for redemption.


     (ii) REDEMPTIONS BY TELEPHONE. All shareholders have Telephone Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The telephone redemption option is not available for shares held in retirement accounts sponsored by the Fund. Redemption requests may be made by telephoning DST Systems, Inc., at 1-800-551-5849. To receive the net asset value for a specific day, a redemption request must be received before the close of the Exchange on that day. As discussed above, certain requests must be in writing and the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption: is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record; or the shares are represented by share certificates issued to the shareholder.



     All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to accepting a telephone transaction, the shareholder placing the order may be required to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to request a transaction in writing. Neither the Fund nor its transfer agent or Advisor assume responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the foregoing procedures. The Fund, and/or its transfer agent, may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.


     In times of extreme economic or market conditions, redeeming shares by telephone may be difficult. The Fund may terminate or modify the procedures concerning the telephone redemption and wire transfer services at any time, although shareholders of the Fund will be given at least 60 days' prior notice of any termination or material modification. The Advisor may, at its own risk, waive certain of the redemption requirements described in the preceding paragraphs.

     (iii) PAYMENT FOR REDEEMED SHARES. Payment for shares redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption.

     A shareholder may request that payment for redeemed shares of the Fund be made by wire or electronic funds transfer. Shareholders may elect to use these services on the account application or by providing the Fund with a signature guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may change the predesignated bank of record by providing the Fund with written, signature guaranteed instructions. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. Redemption proceeds paid by electronic funds transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for wire or electronic funds transfer of proceeds from the redemption of Fund shares.

     Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks) or electronic funds transfer if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.


     (iv) REDEMPTION IN-KIND. The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash.


     (v) REDEMPTIONS BY THE FUND. As a means of reducing its expenses, the Fund is authorized to redeem involuntarily all shares held in accounts with a value of less than $1,000,000. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption, and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account to meet or exceed the minimum. If this condition is not met, the shares will be redeemed at the per share net asset value next determined after the 60th day following the notice.
A check for the proceeds will be sent to the shareholder unless a share certificate has been issued, in which case payment will be made upon surrender of the certificate.

12. EXCHANGE PRIVILEGE


     (i) EXCHANGES. By telephoning the Fund at 1-800-551-5849, or writing to the Fund, in care of DST at P.O. Box 419958, Kansas City, MO 64141, any shareholder may exchange, without charge, any or all of his shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds. Exchanges may be made only if the Berger Fund or Berger/BIAM Fund into which a shareholder wishes to exchange shares is registered in the shareholder's state of residence.


     It is each investor's responsibility to obtain and read a prospectus of the Berger Fund or Berger/BIAM Fund into which the investor is exchanging. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for the Berger Fund or Berger/BIAM Fund being purchased. Up to four exchanges out of the Fund are permitted during the calendar year. This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

     Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, a letter or call must be received before that day's close of the Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes.

     All exchanges out of the Fund are subject to the minimum and subsequent investment requirements of the fund into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, the Berger Funds, the Berger/BIAM Funds, nor their transfer agents or advisors assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "Redemption of Fund Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have Telephone Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

13. PLANS AND PROGRAMS

     The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. The Fund also offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons, an Individual Retirement Account ("IRA") and a 403(b) Custodial Account.


     In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-800-706-0539. Trustees for existing 401(k) or other plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-551-5849.

     The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.


14. INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains. Dividends declared and payable to shareholders of record on a specified date in December will be deemed to have been received by shareholders on December 31 for tax purposes if paid during January the following year.

     The Fund is treated as a separate entity for tax purposes and intends to elect and maintain qualification to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund's qualification as a regulated investment company will depend on the Portfolio maintaining its status as a partnership for tax purposes. If the Fund qualifies under Subchapter M and meets certain minimum distribution requirements, the Fund generally will not be liable for U.S. Federal income tax on the amount of its earnings that are timely distributed. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.


     All dividends and capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Fund at 1-800-551-5849 or by written request to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

     The Fund will inform its shareholders of the amount and nature of such income or gains resulting from their investment in the Fund. Dividends paid by the Fund from net investment income and distributions from net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

     Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

     Investment income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to foreign withholding and other taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the income taxes paid by the Fund to foreign governments during a year. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction for shareholders who itemize) or claim a foreign tax credit for such amount (subject to various limitations). If the election is not made, foreign taxes will be treated as an expense of the Fund.

     At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

     Some shareholders may be subject to 31% "backup withholding" on dividends, capital gains distributions and redemption payments made by the Fund. Backup withholding generally will apply to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

     The foregoing is only a brief summary of the U.S. Federal income tax considerations affecting the Fund and its shareholders. See "Income Dividends, Capital Gains Distributions and Tax Treatment" in the Statement of Additional Information for more information regarding taxation. Potential investors should consult their tax advisors with specific reference to their own tax situation.

15. ADDITIONAL INFORMATION

     The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series or fund under the Trust. Since the Trust and the Fund were only recently organized, they have no prior operating history, although the Fund calculates its performance taking into account the prior performance of a trust fund whose assets were transferred into the Portfolio as described under "Performance" below. As of the date of this Prospectus, all of the outstanding shares of the Fund were held by Berger Associates, which provided the seed capital necessary to establish the Trust.


     The Trust is authorized to issue an unlimited number of shares of beneficial interest in series. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. As of the date of this Prospectus, the series comprising the Berger/BIAM International CORE Fund is one of three series established under the Trust, although others may be added in the future. Shares of the Fund are fully paid and non-assessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.



     Shareholders of the Berger/BIAM International CORE Fund and the other funds or series of the Berger/BIAM Worldwide Funds Trust generally vote separately on matters relating to those respective funds, although they vote together and with the holders of any other series of the Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote. Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees. The Fund is not required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.


     If shareholders owning at least 10% of the outstanding shares of the Berger/BIAM Worldwide Funds Trust so request, a special shareholders' meeting will be held for the purpose of considering the removal of a trustee of the Trust. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the

Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

     The Fund invests all of its investable assets in the Portfolio, a series of Worldwide Portfolios, which is also a Delaware business trust divided into series. Investors in each series of Worldwide Portfolios will vote separately or together in the same manner as shareholders of the Trust's series. For more information on the Trust and Worldwide Portfolios, see "Additional Information" in the Statement of Additional Information.

     The Glass-Steagall Act prohibits a depository institution (such as a bank) from underwriting or distributing most securities and from affiliating with businesses engaged in certain similar activities. BIAM believes, based on advice of its counsel, that it may perform the services for the Fund contemplated by this Prospectus consistent with the Glass-Steagall Act and other applicable banking laws and regulations. However, future changes in either Federal or state statutes and regulations concerning the permissible activities of banks and their affiliates, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent BIAM from continuing to perform those services for the Fund.
State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the trustees of the Trust and Worldwide Portfolios would review the relationships with BIAM and consider taking all actions appropriate under the circumstances.

16. PERFORMANCE

     From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as THE WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, BARRON'S, FINANCIAL WORLD or KIPLINGER'S PERSONAL FINANCE MAGAZINE. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's 500 Stock Index, the Nasdaq Composite Index, or more narrowly-based indices which reflect the market sectors in which the Fund invests.

     The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

     The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

     Any performance figures for the Fund are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust (the "Pool") maintained by Citizens Bank New Hampshire, for which BIAM has provided day-to-day portfolio management as sub-advisor since the inception of the Pool. BIAM's bank holding company parent indirectly owns a 23.5% interest in the parent of Citizens Bank New Hampshire. The Pool had substantially the same investment objective, policies and limitations of the Fund and the Portfolio. Assets from the Pool were transferred to the Fund which, in turn, transferred those assets to the Portfolio in exchange for an interest in the Portfolio. As a result of this transaction, the investment holdings in the Portfolio (in which the Fund invests all of its investable assets) were the same as the investment holdings in the portfolio of the Pool immediately prior to the transfer, except for the seed capital provided by Berger Associates.


     The Pool was not a registered investment company since it was exempt from registration under the Investment Company Act of 1940 (the "1940 Act"). Since, in a practical sense, the Pool constitutes the "predecessor" of the Portfolio, the Fund calculates its performance for periods commencing prior to the transfer of the Pool's assets to the Portfolio by including the Pool's total return, adjusted to reflect the deduction of fees and expenses applicable to the Fund as stated in the Fee Table above in this Prospectus (that is, adjusted to reflect estimated expenses, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested).

     The performance data set forth below includes the performance of the Pool for periods before the Fund's and the Portfolio's registration statements became effective. As noted above, the Pool was not registered under the 1940 Act and thus was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Pool had been registered under the 1940 Act, the Pool's performance might have been adversely affected.

                             AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED JUNE 30, 1996


                                        BERGER/BIAM     EAFE INDEX(2)
                                       INTERNATIONAL
                                         CORE FUND(1)

     1-YEAR                                18.38%         13.62%
     3-YEAR                                14.05%         10.76%
     5-YEAR                                15.39%         10.33%
SINCE INCEPTION(3)                         13.72%          4.26%

1 Total return for the Fund has been adjusted to reflect estimated expenses of the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio in which all of the investable assets of the Fund are invested.

2 Source: Morgan Stanley Capital International (MSCI). The MSCI EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.

3  Covers the period since July 31, 1989.


     All of the foregoing performance data were calculated in accordance with methods prescribed by the Securities and Exchange Commission which are discussed in more detail under the heading "Performance Information" in the Statement of Additional Information.


     Shareholders with questions should write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-706-0539.
Prospectuses are also available upon request for the following funds advised by Berger Associates, Inc.: the Berger 100 Fund, the Berger Growth and Income Fund, the Berger Small Company Growth Fund and the Berger New Generation Fund. Please call 1-800-706-0539 for information.

                         BERGER/BIAM INTERNATIONAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                      SHAREHOLDER SERVICES: 1-800-551-5849

     This Statement of Additional Information about the Berger/BIAM International Fund (the "Fund"), a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), is not a prospectus. It should be read in conjunction with the Prospectus describing the Fund, dated October 15, 1996, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-333-1001. The Fund is a no-load mutual fund.


     The investment objective of the Fund is long-term capital appreciation.
The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.

     The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor").


                               October 15, 1996

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                        CROSS-REFERENCES TO
                                                        RELATED DISCLOSURES
          TABLE OF CONTENTS                                IN PROSPECTUS


          Introduction                                      Section 2

     1.   Investment Policies                               Section 2, 3, 4

     2.   Investment Restrictions                           Section 3

     3.   Management of the Fund                            Section 6

     4.   Investment Advisor and Sub-Advisor                Section 6

     5.   Expenses of the Fund                              Section 6, 7

     6.   Brokerage Policy                                  Section 6, 7

     7.   How to Purchase Shares in                         Section 9
          the Fund

     8.   How the Net Asset Value is                        Section 10
          Determined

     9.   Income Dividends, Capital Gains                   Section 15
          Distributions and Tax Treatment

    10.   Suspension of Redemption Rights                   Section 12

    11.   Tax-Sheltered Retirement Plans                    Section 14

    12.   Special Purchase and Exchange Plans               Section 13

    13.   Performance Information                           Section 17

    14.   Additional Information                            Section 16

          Financial Statements

                                  INTRODUCTION

          The Berger/BIAM International Fund is a mutual fund, or open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

1.        INVESTMENT POLICIES

          The Prospectus discusses the investment objective of the Fund and the Portfolio and the policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

          ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's Sub-Advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

          In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the Sub-Advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Although these risks are acknowledged, it is expected that they can be controlled through careful monitoring procedures.

          UNSEASONED ISSUERS. The Portfolio may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Portfolio may invest up to 5% of its total assets in securities of unseasoned issuers.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

          When the Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

          LENDING OF SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

          HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

          Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures which may be established and changed by the trustees from time to time without shareholder vote. Currently, the Portfolio is authorized to invest only in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Advisor or Sub-Advisor may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might enter into are forward foreign currency exchange contracts and that it may enter into such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies.
Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the Sub-Advisor's projection of future exchange rates is inaccurate.

          The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

          PORTFOLIO TURNOVER. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%. In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover.
In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.        INVESTMENT RESTRICTIONS

          The Fund has adopted the investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

          All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

          The Portfolio has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

          The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

          1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

          The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. The Portfolio may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Portfolio's investments in all such companies taken at cost to exceed 5% of the value of the Portfolio's total assets.

          3. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          4. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          5. The Portfolio may not invest in companies for the purposes of exercising control of management.


          6. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

          7. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

          8. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

          9. The Portfolio may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Portfolio may invest in the securities of issuers engaged in the foregoing activities).

          10. The Portfolio may not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these limits.

          The Trust has undertaken to the State of Ohio that the Fund will prohibit the purchase or retention by the Fund of the securities of any issuer if the officers, directors or trustees of the Fund, its advisors, or managers owning beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

3.        MANAGEMENT OF THE FUND

          The trustees and executive officers of the Trust are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations. The trustees and executive officers of the Trust also serve in the same capacities as trustees and officers of Worldwide Portfolios.

*   GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206, age
        53. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. A Vice President of DST Systems, Inc. (data processing) since July 1995. Director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer) since March 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SUNAMERICA Asset Management Co. (money management) from January 1990 to February 1992.

    DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 67.
        President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 70. Director and, formerly,

        President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates, Inc.

    LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 70.  President,
        Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 51.
        President, Cattanach & Associates, Ltd. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age 68.
        Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-1995), and Vice President and Economist (1983-1988) and Consulting Economist
        (1989) for First Interstate Bank of Denver. Ph.D. in Economics (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL 60602, age
        50. Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age 63.
        Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 59. Since 1994, Dean, and since 1989, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

    WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 67.
        President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

*   CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
        50. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President and Chief Marketing Officer of Berger Associates, Inc., since August 1995, and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

*   KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO  80206, age
        40. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995 and of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates, Inc., since September 1991, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and

        Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).

----------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

TRUSTEE COMPENSATION

          Officers of the Trust receive no compensation from the Trust.
However, trustees of the Trust who are not interested persons of the Portfolio's Advisor or Sub-Advisor, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting fee component. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

          Set forth below is information regarding compensation (including reimbursement of expenses) estimated to be paid or accrued during the current fiscal year ended July 31, 1997, for each trustee of the Trust and of the other funds in the Berger Fund and Berger/BIAM Fund complex.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NAME AND POSITION WITH                   AGGREGATE            AGGREGATE
   BERGER AND BERGER/BIAM                  COMPENSATION         COMPENSATION
           FUNDS                               FROM                 FROM
                                            THE FUND(1)           ALL BERGER
                                                                     AND
                                                                 BERGER/BIAM
                                                                   FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)                        $  830                 $41,083
--------------------------------------------------------------------------------
William M.B. Berger(3),(5)                  $    0                 $     0
--------------------------------------------------------------------------------
Louis R. Bindner(3)                         $  706                 $34,965
--------------------------------------------------------------------------------
Katherine A. Cattanach(3)                   $  801                 $39,657
--------------------------------------------------------------------------------
Lucy Black Creighton(3)                     $  679                 $33,602
--------------------------------------------------------------------------------
Paul R. Knapp(3)                            $  907                 $44,919
--------------------------------------------------------------------------------
Gerard M. Lavin(4),(5)                      $    0                 $     0
--------------------------------------------------------------------------------
Harry T. Lewis(3)                           $  775                 $38,357
--------------------------------------------------------------------------------
Michael Owen(3)                             $1,025                 $50,720
--------------------------------------------------------------------------------
William Sinclaire(3)                        $  681                 $33,697
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Comprised of the portion of the estimated trustee compensation to be paid by Worldwide Portfolios to its trustees and allocated to the Fund.

(2) Consisting of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(4) Trustee of Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(5) Interested person of the Berger/BIAM Worldwide Funds Trust and/or the Portfolio's Advisor or Sub-Advisor.

          Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger/BIAM Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger or Berger/BIAM Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an exemptive order of the Commission, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

          As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group owned of record or beneficially no shares of the Berger/BIAM International Fund.

4.        INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR

          The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

          The Advisor is a limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an investment advisor. However, Berger Associates, Inc. ("Berger Associates"), which owns 100% of the Advisor, has been in the investment advisory business for over 20 years. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see in the Prospectus under "Pending Sale of Interest in Advisor" for more information concerning ownership of the Advisor.

SUB-ADVISOR

          As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor" or "BIAM"). As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


          Under the Investment Advisory Agreement between the Advisor and Berger/BIAM Worldwide Portfolios Trust with respect to the Portfolio, the Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of the fee paid by the Portfolio to the Advisor.


          Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          The Investment Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor. The Agreement is subject to termination by the Portfolio or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

          Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Advisor has delegated day-to-day portfolio management responsibility to the Sub-Advisor. The Sub-Advisor manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

          The Sub-Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Portfolio, the Advisor or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

          Investment decisions for the Portfolio and other accounts advised by the Sub-Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the Sub-Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the Sub-Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

          The Advisor has adopted a Code of Ethics covering all board members, officers, employees and other access persons (as defined below) of the Advisor who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by the Advisor's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates, which is an investment advisor affiliated with the Advisor.

          The Advisor's Code, which is substantially similar to the Code of Ethics adopted by Berger Associates, permits its covered persons to purchase and sell securities for their own accounts in accordance with provisions governing personal investing. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or the Portfolio or the Advisor's other advisory clients. Board members and officers of the Advisor (including those who also serve as trustees of the Trust or of Worldwide Portfolios), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund or the Portfolio.

          In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Advisor's Code. Those covered persons (as well as board members, officers, employees and other access persons of the Advisor covered by an approved Code of Ethics of an affiliated investment advisor) also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by the Advisor and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of managers.


          The Sub-Advisor has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of the Sub-Advisor must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of the Sub-Advisor are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide the Sub-Advisor with duplicate confirmations of all such personal trades.


5.        EXPENSES OF THE FUND

          The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its

Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

          Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as: expenses of registering the Trust with securities authorities; expenses of meetings of the shareholders of the Trust; and legal fees. Expenses of the Fund also include, among others, registration and filing fees incurred in registering shares of the Fund with securities authorities; 12b-1 fees; taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

          Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code, coordinating registration of sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.45% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.


          Arrangements may be entered into by the Advisor or its affiliates with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Advisor or its affiliates may pay fees to these organizations for their services. For purposes of determining the Advisor's cost of providing or procuring transfer agency, dividend disbursing or other services under the Administrative Services Agreement, the Advisor may take into account only the fees that otherwise would be paid for by the Advisor if all the investors who own Fund shares through the organization were instead direct registered record holders of shares in the Fund.


          Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement.

Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

          Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

          The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

          The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates.

          The Fund has adopted a Rule 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates may include payments made to the Fund's Distributor in connection with the distribution of the Fund's shares, the costs of preparing, printing and mailing prospectuses to other than existing shareholders, as well as promotional expenses directed at increasing the sale of Fund shares. The Rule 12b-1 Plan for the Fund came into effect at the inception of the Fund. A further discussion of the Plan is contained in Section 8 of the Prospectus.

6.        BROKERAGE POLICY

          Although the Portfolio retains full control over its own investment policies, the Sub-Advisor is authorized to place the portfolio transactions of the Portfolio. The Sub-Advisor is required to report on the placement of brokerage business to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement.

          The Investment Advisory Agreement that the Portfolio has with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Sub-Advisor is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Advisor.

          In accordance with these provisions, the Sub-Advisor may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the Sub-Advisor. Such research services would typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that the Sub-Advisor may be apprised of current developments in the above-mentioned factors.

          The research services received from brokers could be helpful to the Sub-Advisor in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the Sub-Advisor's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. The research services obtained as a result of the Portfolio's brokerage business may also be useful to the Sub-Advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the Sub-Advisor in rendering investment advice to the Portfolio. Although such research services may be deemed to be of value to the Sub-Advisor, they are not expected to decrease the expenses that the Sub-Advisor would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the Sub-Advisor from the Advisor or the advisory fee received by the Advisor from the Portfolio be reduced as a result of the availability of such research services from brokers.

          The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

7.        HOW TO PURCHASE SHARES IN THE FUND

          Minimum Initial Investment                                   $2,000.00
          Minimum Subsequent Investment                                  $ 50.00

          To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the Fund in care of DST Systems, Inc., the Fund's sub-transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141


          If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the Fund at 1-800-551-5849 or via personal computer through on-line service providers or other on-line access points approved by the Fund, and remitting payment to DST Systems, Inc. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery.


          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

8.        HOW THE NET ASSET VALUE IS DETERMINED

          The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

          The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

          The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.        INCOME DIVIDENDS, CAPITAL GAINS
          DISTRIBUTIONS AND TAX TREATMENT

TAX STATUS OF THE FUND AND THE PORTFOLIO

          The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to distribute to its investors all or substantially all of its taxable income as defined in the Code. If the Fund meets the Subchapter M requirements, it generally is not liable for U.S. Federal income taxes to the extent its earnings are timely distributed. Qualification as a regulated investment company ("RIC") under the Code does not, however, involve any federal supervision of management or of the investment practices or policies of the Fund. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

          The Trust anticipates that (1) the Portfolio will be treated for U.S. Federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

TAXATION OF FUND DISTRIBUTIONS

          Advice as to the tax status of each year's dividends and distributions will be mailed annually to the shareholders of the Fund. Dividends paid by the Fund from net investment income and distributions from the Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

          If the amount of the Fund's distributions for a taxable year exceeds the Fund's tax earnings and profits available for distribution, all or portion or the distributions may be treated as a return of capital or as capital gains. In the event a distribution is treated as a return of capital, the shareholder's basis in his or her Fund shares will be reduced to the extent the distribution is so treated.

          At certain levels of taxable income, the Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

FOREIGN SOURCE INCOME

          Income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or the Portfolio to a reduced rate of tax or exemption from tax on such income. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by the Fund and the foreign-source character of the income received by the Fund. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction) or claim a foreign tax credit for such amount (subject to various limitations).

          Depending upon their particular tax circumstances, shareholders may be unable to claim a full credit for their proportionate share of the foreign income taxes passed through by the Fund. Further limitations as to the credit or deduction of the foreign income taxes may apply for purposes of the alternative minimum tax. If the election to pass through foreign income taxes is not made, foreign taxes will be treated as an expense of the Fund, reducing its investment company taxable income, and the distributions by the Fund will be treated as United States source income.

OTHER TAX CONSIDERATIONS

          The amount, timing and character of Fund income taxed to Fund shareholders may be affected by certain special U.S. tax rules that may apply to various investments of the Fund and the Portfolio, including the following:

               CURRENCY TRANSACTIONS.   On the disposition of foreign currency,
          foreign currency denominated debt
          securities and certain financial contracts, forward contracts and options, gains or losses attributable to currency fluctuations are treated as ordinary gain or loss. These gains or losses, termed "section 988" gains or losses, may increase, decrease or eliminate the amount to be distributed to shareholders as ordinary income. If section 988 losses exceed other net investment income during a taxable year the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for U.S. Federal income tax purposes (reducing each shareholder's basis in his or her Fund shares) or as a capital gain. To minimize the risk of such distributions, the Fund may adjust its dividends (if any) to take currency fluctuations into account.

               HEDGING TRANSACTIONS. On the disposition of certain contracts, such as options, futures contracts and forward contracts (termed "section 1256 contracts"), the resulting gains or losses generally are considered 60% long-term and 40% short-term capital gains or losses, regardless of the time the Fund or the Portfolio has held the contract. However, foreign currency gains or losses (as discussed above) arising from certain section 1256 contracts may be treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund, directly or through the Portfolio, at the end of each taxable year and on certain other dates prescribed by the tax laws are "marked-to-market" such that unrealized gains or losses are treated as though they were realized. Further, requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund and the Portfolio will be able to engage in transactions in such contracts.

               Hedging transactions undertaken by the Fund and the Portfolio may result in "straddles" for U.S. Federal income tax purposes, affecting the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on straddle positions may be deferred.

               PASSIVE FOREIGN INVESTMENT COMPANIES. The Portfolio may invest in foreign entities that are classified as passive foreign investment companies ("PFICs") for U.S. tax purposes. If the Fund or the Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio or the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. However, the Fund or the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid the foregoing "excess distribution" taxes, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund may differ substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN SHAREHOLDERS

          Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on ordinary income dividends paid by the Fund. This withholding may be reduced by an applicable tax treaty. Foreign shareholders are urged to consult with their own tax advisors with respect to this withholding tax and the other particular U.S. and foreign tax consequences to them of an investment in the Fund.

          The foregoing discussion relates only to U.S. Federal income tax law. Ordinary income and capital gains dividends also may be subject to state and local taxes, which may differ from the U.S. Federal treatment. Shareholders are urged to consult with their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the application and effect of state and local taxes.

10.       SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the Exchange is closed or the Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Commission may by order permit for the protection of shareholders of the Fund.

          The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in kind will be the same as the method of valuing portfolio securities described under Section 8. Shareholders have the ability to request in writing a review of the valuation of in-kind redemptions, which will be considered by the trustees of the Trust within 90 days of such written request.

11.       TAX-SHELTERED RETIREMENT PLANS

          The Fund offers a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such Plans by accumulating shares of the Fund with tax-deductible dollars.

PROFIT-SHARING AND MONEY PURCHASE PENSION PLANS

          Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Fund. All income and capital gains in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

          If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your and your employees' compensation or earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

          If you wish to purchase shares of the Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Fund. IFTC serves as trustee of the Plan, for which it charges an annual trustee's fee of $12 for each Berger or Berger/BIAM Fund or Cash Account Trust Money Market Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Berger and Berger/BIAM Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

          Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% U.S. Federal income tax withholding unless those distributions are rolled directly to another qualified plan or an individual retirement account (IRA). Participants may not be able to receive distributions immediately upon request because of certain requirements under U.S. Federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended.

          In order to receive the necessary materials to create a Profit-Sharing or Money Purchase Pension Plan, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

          If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you have a nonemployed spouse (or if your spouse elects to be treated as having no compensation), you may make contributions totaling up to $2,250 to two IRAs. If neither you nor your spouse are covered by an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for U.S. Federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, and your income exceeds the applicable amounts, your IRA contributions are not deductible for U.S. Federal income tax purposes. However, whether your contributions are deductible or not, the income and capital gains on your IRA are not taxed until the account is distributed.

          If you wish to create an IRA to invest in shares of the Fund, you may use the Fund's IRA custodial agreement form which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee of $12 per Berger or Berger/BIAM Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.

          Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

          In order to receive the necessary materials to create an IRA account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

403(b) CUSTODIAL ACCOUNTS

          If you are employed by a public school system or certain tax-exempt organizations such as private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

          Your employer will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to U.S. Federal income tax. U.S. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains in the account are tax-free until withdrawn.

          Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the calendar year in which you attain age 70 1/2. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% U.S. Federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under U.S. Federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended.

          Individuals who wish to purchase shares of the Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Fund. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee of $12 per Berger and Berger/BIAM Fund in which the participant's account is invested.

          In order to receive the necessary materials to create a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

12.       EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

          A shareholder who owns shares of the Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the shareholder at regular intervals by the Fund.

          To establish a Systematic Withdrawal account, the shareholder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of each month.

          Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

          Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.


          Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Berger Fund, Berger/BIAM Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by the Fund or the Advisor or Sub-Advisor. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes. An exchange of shares may be made by written request directed to the Fund, in care of DST Systems, Inc., via a personal computer through on-line service providers or other on-line access points approved by the Fund, or simply by telephoning the Fund at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger or Berger/BIAM Fund or

CAT Portfolio being acquired in the exchange are not registered for sale. Shareholders automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.       PERFORMANCE INFORMATION

          The Prospectus contains a brief description of how total return is calculated.

          Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.       ADDITIONAL INFORMATION

BERGER/BIAM WORLDWIDE FUNDS TRUST AND THE FUND

          The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

          Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust

Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

          In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a Berger/BIAM International Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights.

          As of the date of this Statement of Additional Information, all of the outstanding shares of the Fund were held by Berger Associates, Inc., a Delaware corporation and controlling person of the Advisor, which provided the seed capital necessary to establish the Trust.

BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

          Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See "Performance" in the Prospectus for additional information on the asset transfer.

          Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio.

          Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

DISTRIBUTION

          The Distributor is the principal underwriter of the Fund's shares.
The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer.

          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues for two years from its date of execution and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on not more than 60 days' nor less than 30 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

OTHER INFORMATION

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has acted as counsel for the Trust and the Fund. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC, has acted as special counsel for the Trust and the Fund.

          Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Fund and the Portfolio for the fiscal year ended July 31, 1997.

          The Berger/BIAM Worldwide Funds Trust has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger/BIAM International Fund, of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

          The following financial statements appear attached to the end of this Statement of Additional Information:


For Berger/BIAM International Fund:

     Report of the Independent Accountants, dated October 7, 1996

     Statement of Assets and Liabilities of the Berger/BIAM International Fund, as of October 4, 1996

     Notes to Statement of Assets and Liabilities, dated October 4, 1996

For Berger/BIAM International Portfolio:

     Report of the Independent Accountants, dated October 7, 1996

     Statement of Assets and Liabilities of the Berger/BIAM International Portfolio, as of October 4, 1996

     Notes to Statement of Assets and Liabilities, dated October 4, 1996

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

     The Portfolio may purchase securities which are convertible into common stock when the Portfolio's Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

     Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities which the Portfolio may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

     The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International Fund (one of three funds comprising Berger/BIAM Worldwide Funds Trust, hereafter referred to as the "Fund") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

    Cash                                                        $  10,000
                                                                ---------
                             Total Assets                          10,000
                                                                ---------

Liabilities
                             Total Liabilities                          0
                                                                ---------

                             Net Assets                         $  10,000
                                                                ---------
                                                                ---------

Net Asset Value per share (1,000 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest
of $0.01 par value).  Offering and Redemption Price Per Share   $   10.00
                                                                ---------
                                                                ---------

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Berger/BIAM International Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust, a Delaware business trust (the "Trust") organized on
May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 1,000 shares of the Fund to Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the administrator of the Fund.

The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of the Berger/BIAM Worldwide Portfolios Trust. The Portfolio is an open-end management investment company and has the same investment objectives and policies as the Fund. As an investor in the Portfolio, the Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, auditor's fees, transfer agent, recordkeeping and pricing agent fees.

All costs in organizing the Trust were paid by Berger.

BERGER/BIAM INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENT (CONTINUED)
OCTOBER 4, 1996


NOTE 2 - AGREEMENTS

Under an Administrative Services Agreement, the Fund pays BBOI a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or BBOI's annual cost to provide or procure administrative services plus 0.02% of the Fund's average daily net assets. Under that Agreement, BBOI is responsible, at its expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, printing and mailing to shareholders of prospectuses and other required communications and certain other administrative services.

The Fund has adopted a Rule 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain costs for the distribution of its own shares. The Plan provides for the payment to Berger of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares.

NOTE 3 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

                          Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International Portfolio (the sole portfolio comprising Berger/BIAM Worldwide Portfolios Trust, hereafter referred to as the "Portfolio") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

    Cash                                                        $  100,000
                                                                ----------
                             Total Assets                          100,000
                                                                ----------

Liabilities
                             Total Liabilities                           0
                                                                ----------

                             Net Assets                         $  100,000
                                                                ----------
                                                                ----------


NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Berger/BIAM International Portfolio (the "Portfolio") is a series of the Berger/ BIAM Worldwide Portfolios Trust (the "Trust"), a business trust organized under the laws of the State of Delaware on May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $70,000 and $30,000 to the Berger/BIAM International CORE Fund and the Berger/BIAM International Institutional Fund, respectively, each a series of the Berger/BIAM Worldwide Funds Trust.

All costs in organizing the Trust were paid by Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the investment advisor to the Portfolio.

NOTE 2 - INVESTMENT VALUATION

The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio, effective for that day.

BERGER/BIAM INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENT (CONTINUED)
OCTOBER 4, 1996



NOTE 3 - AGREEMENTS

The Portfolio has entered into an Investment Advisory Agreement with BBOI, under which BBOI is responsible for providing investment advisory and related administrative services to the Portfolio. Pursuant to the Investment Advisory Agreement, BBOI has delegated day-to-day management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), and has delegated certain administrative duties to Berger.

The Portfolio pays no fees directly to Berger or BIAM.

NOTE 4 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

                     BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND

                         STATEMENT OF ADDITIONAL INFORMATION

                        SHAREHOLDER SERVICES: 1-800-551-5849



         This Statement of Additional Information about the Berger/BIAM International Institutional Fund (the "Fund"), a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), is not a prospectus. It should be read in conjunction with the Prospectus describing the Fund, dated October 15, 1996, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539. The Fund is a no-load mutual fund.


         The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.

         The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor").


                              October 15, 1996

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS



                                                            Cross-References to
                                                            Related Disclosures
          TABLE OF CONTENTS                                    in Prospectus
          -----------------                                 --------------------

         Introduction                                       Section 2

    1.   Investment Policies                                Section 2, 3, 4

    2.   Investment Restrictions                            Section 3

    3.   Management of the Fund                             Section 6

    4.   Investment Advisor and Sub-Advisor                 Section 6

    5.   Expenses of the Fund                               Section 6, 7

    6.   Brokerage Policy                                   Section 6, 7

    7.   Purchase of Shares                                 Section 8

    8.   Net Asset Value                                    Section 9

    9.   Income Dividends, Capital Gains                    Section 14
         Distributions and Tax Treatment

    10.  Suspension of Redemption Rights                    Section 11

    11.  Tax-Sheltered Retirement Plans                     Section 13

    12.  Special Purchase and Exchange Plans                Section 12, 13

    13.  Performance Information                            Section 16

    14.  Additional Information                             Section 15

         Financial Statements

                                     INTRODUCTION

          The Berger/BIAM International Institutional Fund is a mutual fund, or open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

1.        INVESTMENT POLICIES

          The Prospectus discusses the investment objective of the Fund and the Portfolio and the policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

          ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

          Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's Sub-Advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

          REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

          In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the Sub-Advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Although these risks are acknowledged, it is expected that they can be controlled through careful monitoring procedures.

          UNSEASONED ISSUERS. The Portfolio may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Portfolio may invest up to 5% of its total assets in securities of unseasoned issuers.


          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

          When the Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

          LENDING OF SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

          HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

          Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures which may be established and changed by the trustees from time to time without shareholder vote. Currently, the Portfolio is authorized to invest only in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Advisor or Sub-Advisor may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might enter into are forward foreign currency exchange contracts and that it may enter into such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies.
Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the Sub-Advisor's projection of future exchange rates is inaccurate.

          The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

          While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

          PORTFOLIO TURNOVER. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%. In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover.
In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.        INVESTMENT RESTRICTIONS

          The Fund has adopted the investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

          All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

          The Portfolio has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

          The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

          1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

          The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

          2. The Portfolio may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Portfolio's investments in all such companies taken at cost to exceed 5% of the value of the Portfolio's total assets.

          3. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          4. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          5. The Portfolio may not invest in companies for the purposes of exercising control of management.

          6. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

          7. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

          8. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

          9. The Portfolio may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Portfolio may invest in the securities of issuers engaged in the foregoing activities).

          10. The Portfolio may not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these limits.

          The Trust has undertaken to the State of Ohio that the Fund will prohibit the purchase or retention by the Fund of the securities of any issuer if the officers, directors or trustees of the Fund, its advisors, or managers owning beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

3.        MANAGEMENT OF THE FUND

          The trustees and executive officers of the Trust are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations. The trustees and executive officers of the Trust also serve in the same capacities as trustees and officers of Worldwide Portfolios.

* GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO 80206, age 53. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. A Vice President of DST Systems, Inc. (data processing) since July 1995. Director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer) since March 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SUNAMERICA Asset Management Co. (money management) from January 1990 to February 1992.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 67.
          President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 70. Director and, formerly,

          President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios
          Trust since their inception in May 1996. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates, Inc.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 70.  President,
          Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 51.
          President, Cattanach & Associates, Ltd. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund.
          Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age 68.
          Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-
          1995), and Vice President and Economist (1983-1988) and Consulting Economist (1989) for First Interstate Bank of Denver. Ph.D. in Economics (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL 60602, age
          50. Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age
          63. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT 59717, age 59. Since 1994, Dean, and since 1989, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 67.
          President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

*    CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
          50. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President and Chief Marketing Officer of Berger Associates, Inc., since August 1995, and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

*    KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO  80206, age
          40. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995 and of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates, Inc., since September 1991, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and

          Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).
---------------

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

TRUSTEE COMPENSATION

          Officers of the Trust receive no compensation from the Trust.
However, trustees of the Trust who are not interested persons of the Portfolio's Advisor or Sub-Advisor, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting fee component. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

          Set forth below is information regarding compensation (including reimbursement of expenses) estimated to be paid or accrued during the current fiscal year ended July 31, 1997, for each trustee of the Trust and of the other funds in the Berger Fund and Berger/BIAM Fund complex.

NAME AND POSITION WITH             AGGREGATE                AGGREGATE
BERGER AND BERGER/BIAM            COMPENSATION            COMPENSATION
       FUNDS                          FROM                    FROM
                                   THE FUND(1)             ALL BERGER
                                                               AND
                                                           BERGER/BIAM
                                                              FUNDS(2)
----------------------------------------------------------------------
Dennis E. Baldwin(3)                   $82                   $41,083
William M.B. Berger(3),(5)              $0                      $0
Louis R. Bindner(3)                    $70                   $34,965
Katherine A. Cattanach(3)              $79                   $39,657
Lucy Black Creighton(3)                $67                   $33,602
Paul R. Knapp(3)                       $90                   $44,919
Gerard M. Lavin(4),(5)                  $0                        $0
Harry T. Lewis(3)                      $77                   $38,357
Michael Owen(3)                       $101                   $50,720
William Sinclaire(3)                   $67                   $33,697

(1) Comprised of the portion of the estimated trustee compensation to be paid by Worldwide Portfolios to its trustees and allocated to the Fund.

(2) Consisting of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(4) Trustee of Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(5) Interested person of the Berger/BIAM Worldwide Funds Trust and/or the Portfolio's Advisor or Sub-Advisor.

          Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger/BIAM Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger or Berger/BIAM Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an exemptive order of the Commission, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

          As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group owned of record or beneficially no shares of the Berger/BIAM International Institutional Fund.

4.        INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR

          The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

          The Advisor is a limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an investment advisor. However, Berger Associates, Inc. ("Berger Associates"), which owns 100% of the Advisor, has been in the investment advisory business for over 20 years. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see in the Prospectus under "Pending Sale of Interest in Advisor" for more information concerning ownership of the Advisor.

SUB-ADVISOR

          As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor" or "BIAM"). As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


          Under the Investment Advisory Agreement between the Advisor and Berger/BIAM Worldwide Portfolios Trust with respect to the Portfolio, the Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment Advisory Agreement for the Portfolio, the Advisor is compensated for its services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of the fee paid by the Portfolio to the Advisor.


          Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          The Investment Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor. The Agreement is subject to termination by the Portfolio or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

          Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Advisor has delegated day-to-day portfolio management responsibility to the Sub-Advisor. The Sub-Advisor manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

          The Sub-Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Portfolio, the Advisor or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

          Investment decisions for the Portfolio and other accounts advised by the Sub-Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the Sub-Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the Sub-Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

          The Advisor has adopted a Code of Ethics covering all board members, officers, employees and other access persons (as defined below) of the Advisor who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by the Advisor's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates, which is an investment advisor affiliated with the Advisor.

          The Advisor's Code, which is substantially similar to the Code of Ethics adopted by Berger Associates, permits its covered persons to purchase and sell securities for their own accounts in accordance with provisions governing personal investing. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or the Portfolio or the Advisor's other advisory clients. Board members and officers of the Advisor (including those who also serve as trustees of the Trust or of Worldwide Portfolios), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund or the Portfolio.

          In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Advisor's Code. Those covered persons (as well as board members, officers, employees and other access persons of the Advisor covered by an approved Code of Ethics of an affiliated investment advisor) also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by the Advisor and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of managers.


          The Sub-Advisor has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of the Sub-Advisor must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of the Sub-Advisor are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide the Sub-Advisor with duplicate confirmations of all such personal trades.


5.        EXPENSES OF THE FUND

          The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its

Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

          Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

          Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

          Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.35% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.02% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.


          Arrangements may be entered into by the Advisor or its affiliates with certain organizations (broker-dealers, recordkeepers and administrators) to provide sub-transfer agency, recordkeeping, shareholder communications, sub-accounting and/or other services to investors purchasing shares of the Fund through investment programs or pension plans established or serviced by those organizations. The Advisor or its affiliates may pay fees to these organizations for their services. For purposes of determining the Advisor's cost of providing or procuring transfer agency, dividend disbursing or other services under the Administrative Services Agreement, the Advisor may take into account only the fees that otherwise would be paid for by the Advisor if all the investors who own Fund shares through the organization were instead direct registered record holders of shares in the Fund.


          Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

          Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

          The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

          The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates.

6.        BROKERAGE POLICY

          Although the Portfolio retains full control over its own investment policies, the Sub-Advisor is authorized to place the portfolio transactions of the Portfolio. The Sub-Advisor is required to report on the placement of brokerage business to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement.

          The Investment Advisory Agreement that the Portfolio has with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Sub-Advisor is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Advisor.


          In accordance with these provisions, the Sub-Advisor may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the Sub-Advisor. Such research services would typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that the Sub-Advisor may be apprised of current developments in the above-mentioned factors.

          The research services received from brokers could be helpful to the Sub-Advisor in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the Sub-Advisor's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. The research services obtained as a result of the Portfolio's brokerage business may also be useful to the Sub-Advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the Sub-Advisor in rendering investment advice to the Portfolio. Although such research services may be deemed to be of value to the Sub-Advisor, they are not expected to decrease the expenses that the Sub-Advisor would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the Sub-Advisor from the Advisor or the advisory fee received by the Advisor from the Portfolio be reduced as a result of the availability of such research services from brokers.

          The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

7.        PURCHASE OF SHARES

          Minimum Initial Investment                                 $100,000.00

          Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $100,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141

          Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the transfer agent, subtransfer agent or any other authorized agent of the Fund prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

          Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

          In addition, Fund shares may be purchased certain organizations connected with pension and retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

8.        NET ASSET VALUE

          The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

          The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

          Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

          The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.        INCOME DIVIDENDS, CAPITAL GAINS
          DISTRIBUTIONS AND TAX TREATMENT

TAX STATUS OF THE FUND AND THE PORTFOLIO

          The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to distribute to its investors all or substantially all of its taxable income as defined in the Code. If the Fund meets the Subchapter M requirements, it generally is not liable for U.S. Federal income taxes to the extent its earnings are timely distributed. Qualification as a regulated investment company

("RIC") under the Code does not, however, involve any federal supervision of management or of the investment practices or policies of the Fund. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

          The Trust anticipates that (1) the Portfolio will be treated for U.S. Federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

TAXATION OF FUND DISTRIBUTIONS

          Advice as to the tax status of each year's dividends and distributions will be mailed annually to the shareholders of the Fund. Dividends paid by the Fund from net investment income and distributions from the Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

          Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

          If the amount of the Fund's distributions for a taxable year exceeds the Fund's tax earnings and profits available for distribution, all or portion or the distributions may be treated as a return of capital or as capital gains. In the event a distribution is treated as a return of capital, the shareholder's basis in his or her Fund shares will be reduced to the extent the distribution is so treated.

          At certain levels of taxable income, the Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

FOREIGN SOURCE INCOME

          Income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or the Portfolio to a reduced rate of tax or exemption from tax on such income. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by the Fund and the foreign-source character of the income received by the Fund. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction) or claim a foreign tax credit for such amount (subject to various limitations).

          Depending upon their particular tax circumstances, shareholders may be unable to claim a full credit for their proportionate share of the foreign income taxes passed through by the Fund. Further limitations as to the credit or deduction of the foreign income taxes may apply for purposes of the alternative minimum tax. If the election to pass through foreign income taxes is not made, foreign taxes will be treated as an expense of the Fund, reducing its investment company taxable income, and the distributions by the Fund will be treated as United States source income.

OTHER TAX CONSIDERATIONS

          The amount, timing and character of Fund income taxed to Fund shareholders may be affected by certain special U.S. tax rules that may apply to various investments of the Fund and the Portfolio, including the following:


               CURRENCY TRANSACTIONS. On the disposition of foreign currency, foreign currency denominated debt securities and certain financial contracts, forward contracts and options, gains or losses attributable to currency fluctuations are treated as ordinary gain or loss. These gains or losses, termed "section 988" gains or losses, may increase, decrease or eliminate the amount to be distributed to shareholders as ordinary income. If section 988 losses exceed other net investment income during a taxable year the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for U.S. Federal income tax purposes (reducing each shareholder's basis in his or her Fund shares) or as a capital gain. To minimize the risk of such distributions, the Fund may adjust its dividends (if any) to take currency fluctuations into account.

               HEDGING TRANSACTIONS. On the disposition of certain contracts, such as options, futures contracts and forward contracts (termed "section 1256 contracts"), the resulting gains or losses generally are considered 60% long-term and 40% short-term capital gains or losses, regardless of the time the Fund or the Portfolio has held the contract. However, foreign currency gains or losses (as discussed above) arising from certain section 1256 contracts may be treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund, directly or through the Portfolio, at the end of each taxable year and on certain other dates prescribed by the tax laws are "marked-to-market" such that unrealized gains or losses are treated as though they were realized. Further, requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund and the Portfolio will be able to engage in transactions in such contracts.

               Hedging transactions undertaken by the Fund and the Portfolio may result in "straddles" for U.S. Federal income tax purposes, affecting the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on straddle positions may be deferred.

               PASSIVE FOREIGN INVESTMENT COMPANIES. The Portfolio may invest in foreign entities that are classified as passive foreign investment companies ("PFICs") for U.S. tax purposes. If the Fund or the Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio or the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. However, the Fund or the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid the foregoing "excess distribution" taxes, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund may differ substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN SHAREHOLDERS

          Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on ordinary income dividends paid by the Fund. This withholding may be reduced by an applicable tax treaty. Foreign shareholders are urged to consult with their own tax advisors with respect to this withholding tax and the other particular U.S. and foreign tax consequences to them of an investment in the Fund.

          The foregoing discussion relates only to U.S. Federal income tax law. Ordinary income and capital gains dividends also may be subject to state and local taxes, which may differ from the U.S. Federal treatment. Shareholders are urged to consult with their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the application and effect of state and local taxes.

10.       SUSPENSION OF REDEMPTION RIGHTS

          The right of redemption may be suspended for any period during which the Exchange is closed or the Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Commission may by order permit for the protection of shareholders of the Fund.


          The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8. Shareholders have the ability to request in writing a review of the valuation of in-kind redemptions, which will be considered by the trustees of the Trust within 90 days of such written request.


11.       PLANS AND PROGRAMS

          The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. The Fund also offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons, an Individual Retirement Account ("IRA") and a 403(b) Custodial Account.


          In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-800-706-0539. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-551-5849.

          The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

12.       EXCHANGE PRIVILEGE

          Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds, without charge, after receiving a current prospectus of the other Berger Fund or Berger/BIAM Fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes. An exchange of shares may be made by written request directed to the Fund, in care of DST Systems, Inc., or simply by telephoning the Fund at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger or Berger/BIAM Fund being acquired in the exchange are not registered for sale. Shareholders automatically have telephone privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.       PERFORMANCE INFORMATION

          The Prospectus contains a brief description of how total return is calculated.

          Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.       ADDITIONAL INFORMATION

BERGER/BIAM WORLDWIDE FUNDS TRUST AND THE FUND

          The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

          Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

          In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a Berger/BIAM International Institutional Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights.




BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

          Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See "Performance" in the Prospectus for additional information on the asset transfer.

          Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio.

          Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

DISTRIBUTION

          The Distributor is the principal underwriter of the Fund's shares.
The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer.

          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues for two years from its date of execution and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on not more than 60 days' nor less than 30 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

OTHER INFORMATION

          Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has acted as counsel for the Trust and the Fund. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC, has acted as special counsel for the Trust and the Fund.

          Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Fund and the Portfolio for the fiscal year ended July 31, 1997.

          The Berger/BIAM Worldwide Funds Trust has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger/BIAM International Institutional Fund, of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

          The following financial statements appear attached to the end of this Statement of Additional Information:


For Berger/BIAM International Institutional Fund:

          Report of the Independent Accountants, dated October 7, 1996

          Statement of Assets and Liabilities of the Berger/BIAM International Institutional Fund, as of October 4, 1996

          Notes to Statement of Assets and Liabilities, dated October 4, 1996

For Berger/BIAM International Portfolio:

          Report of the Independent Accountants, dated October 7, 1996

          Statement of Assets and Liabilities of the Berger/BIAM International Portfolio, as of October 4, 1996

          Notes to Statement of Assets and Liabilities, dated October 4, 1996

                                      APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

          The Portfolio may purchase securities which are convertible into common stock when the Portfolio's Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

          Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities which the Portfolio may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

          The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

          The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

          AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

          B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

          AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

          C1-The rating C1 is reserved for income bonds on which no interest is being paid.

          D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International Institutional Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International Institutional Fund (one of three funds comprising Berger/BIAM Worldwide Funds Trust, hereafter referred to as the "Fund") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

    Investment in the Berger/BIAM International Portfolio       $  30,000
                                                                ---------
                             Total Assets                          30,000
                                                                ---------

Liabilities
                             Total Liabilities                          0
                                                                ---------

                             Net Assets                         $  30,000
                                                                ---------
                                                                ---------

Net Asset Value per share (3,000 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest
of $0.01 par value).  Offering and Redemption Price Per Share   $   10.00
                                                                ---------
                                                                ---------

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Berger/BIAM International Institutional Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust, a Delaware business trust (the "Trust") organized on May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 3,000 shares of the Fund to Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the administrator of the Fund.

The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of the Berger/BIAM Worldwide Portfolios Trust. The Portfolio is an open-end management investment company and has the same investment objectives and policies as the Fund. As an investor in the Portfolio, the Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, auditor's fees, transfer agent, recordkeeping and pricing agent fees.

All costs in organizing the Trust were paid by Berger.

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
NOTES TO FINANCIAL STATEMENT (CONTINUED)
OCTOBER 4, 1996


NOTE 2 - AGREEMENTS

Under an Administrative Services Agreement, the Fund pays BBOI a fee at an annual rate equal to the lesser of 0.35% of its average daily net assets or BBOI's annual cost to provide or procure administrative services plus 0.02% of the Fund's average daily net assets. Under that Agreement, BBOI is responsible, at its expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications and certain other administrative services.

NOTE 3 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

                          Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International Portfolio (the sole portfolio comprising Berger/BIAM Worldwide Portfolios Trust, hereafter referred to as the "Portfolio") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

    Cash                                  $ 100,000
                                          ---------
                   Total Assets             100,000
                                          ---------

Liabilities
                   Total Liabilities              0
                                          ---------

                   Net Assets             $ 100,000
                                          ---------
                                          ---------


Notes to Financial Statement

NOTE 1 - ORGANIZATION

The Berger/BIAM International Portfolio (the "Portfolio") is a series of the Berger/ BIAM Worldwide Portfolios Trust (the "Trust"), a business trust organized under the laws of the State of Delaware on May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $70,000 and $30,000 to the Berger/BIAM International CORE Fund and the Berger/BIAM International Institutional Fund, respectively, each a series of the Berger/BIAM Worldwide Funds Trust.

All costs in organizing the Trust were paid by Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the investment advisor to the Portfolio.

NOTE 2 - INVESTMENT VALUATION

The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio, effective for that day.

BERGER/BIAM INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENT (CONTINUED)
OCTOBER 4, 1996



NOTE 3 - AGREEMENTS

The Portfolio has entered into an Investment Advisory Agreement with BBOI, under which BBOI is responsible for providing investment advisory and related administrative services to the Portfolio. Pursuant to the Investment Advisory Agreement, BBOI has delegated day-to-day management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), and has delegated certain administrative duties to Berger.

The Portfolio pays no fees directly to Berger or BIAM.

NOTE 4 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

                         BERGER/BIAM INTERNATIONAL CORE FUND

                         STATEMENT OF ADDITIONAL INFORMATION

                        SHAREHOLDER SERVICES: 1-800-551-5849


    This Statement of Additional Information about the Berger/BIAM International CORE Fund (the "Fund"), a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), is not a prospectus. It should be read in conjunction with the Prospectus describing the Fund, dated October 15, 1996, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-706-0539. The Fund is a no-load mutual fund.


    The investment objective of the Fund is long-term capital appreciation.
The Fund seeks to achieve this objective by investing all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio") which, in turn, invests primarily in common stocks of well established companies located outside the United States. A company will be considered to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. The Portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the Portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.

    The Fund is an open-end management investment company organized as a diversified series of the Trust. UNLIKE MANY OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUND SEEKS ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE PORTFOLIO, AS DESCRIBED ABOVE. Accordingly, the investment performance of the Fund will derive from the investment performance of the Portfolio. The Portfolio is an open-end management investment company and a diversified series of a separate trust known as the Berger/BIAM Worldwide Portfolios Trust ("Worldwide Portfolios"). The Portfolio's investment objective and policies are identical to those of the Fund. The Portfolio is advised by BBOI Worldwide LLC ("BBOI" or the "Advisor"), which has delegated daily portfolio management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor").



                             October 15, 1996

                                  TABLE OF CONTENTS
                                          &
                            CROSS-REFERENCES TO PROSPECTUS



                                                             Cross-References to
                                                             Related Disclosures
    Table of Contents                                          in Prospectus
    -----------------                                       -------------------

    Introduction                                                Section 2

1.  Investment Policies                                         Section 2, 3, 4

2.  Investment Restrictions                                     Section 3

3.  Management of the Fund                                      Section 6

4.  Investment Advisor and Sub-Advisor                          Section 6

5.  Expenses of the Fund                                        Section 6, 7

6.  Brokerage Policy                                            Section 6, 7

7.  Purchase of Shares                                          Section 8

8.  Net Asset Value                                             Section 9

9.  Income Dividends, Capital Gains                             Section 14
    Distributions and Tax Treatment

10. Suspension of Redemption Rights                             Section 11

11. Tax-Sheltered Retirement Plans                              Section 13

12. Special Purchase and Exchange Plans                         Section 12, 13

13. Performance Information                                     Section 16

14. Additional Information                                      Section 15

    Financial Statements

                                     INTRODUCTION

    The Berger/BIAM International CORE Fund is a mutual fund, or open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. This is also the investment objective of the Portfolio in which the Fund invests all of its investable assets. Current income is not an investment objective of the Fund and any income produced will be only of secondary importance as a by-product of the investment selection process used to achieve the Fund's objective.

1.       INVESTMENT POLICIES

         The Prospectus discusses the investment objective of the Fund and the Portfolio and the policies to be employed to achieve that objective. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize and certain risks attendant to those investments, policies and strategies.

         ILLIQUID AND RESTRICTED SECURITIES. The Portfolio is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Portfolio may not purchase any security, the purchase of which would cause the Portfolio to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Portfolio might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Portfolio's net assets to be invested in illiquid securities, the trustees of Worldwide Portfolios, in consultation with the Sub-Advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Portfolio's Sub-Advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of the Portfolio's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is a means of investing cash for a short period. A repurchase agreement is an agreement under which the Portfolio acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument.

         In these transactions, the securities acquired by the Portfolio (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the Sub-Advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Portfolio. The Portfolio will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Portfolio's net assets would be invested in such repurchase agreements and other illiquid securities.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Portfolio not within the control of the Portfolio and therefore the realization by the Portfolio on such collateral may automatically be stayed. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Although these risks are acknowledged, it is expected that they can be controlled through careful monitoring procedures.

         UNSEASONED ISSUERS. The Portfolio may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Portfolio may invest up to 5% of its total assets in securities of unseasoned issuers.

         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Portfolio may purchase the securities of certain foreign investment funds or trusts considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. In addition to bearing their proportionate share of the Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9 below.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. However, the Portfolio does not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Portfolio until it receives delivery or payment from the other party to the transaction.

         When the Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Portfolio's purchase commitments.

         LENDING OF SECURITIES. As discussed in the Prospectus, the Portfolio may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, the Portfolio will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Portfolio's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and (d) the Portfolio receive reasonable interest on the loan, which interest may include the Portfolio's investing cash collateral in interest bearing short-term investments, and (e) the Portfolio receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Portfolio bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Portfolio will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Portfolio's total assets. Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by Worldwide Portfolio's trustees.

         HEDGING TRANSACTIONS. As described in the Prospectus, the Portfolio is authorized to make limited commitments in certain forward contracts, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value (in foreign currency or U.S. dollar terms) of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing. A hedging transaction may partially protect the Portfolio from a decline in the value of a particular security or its portfolio generally, although the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire.

         Any utilization of forwards or any other hedging technique (investing, for example, in futures or options) is subject to policies and procedures which may be established and changed by the trustees from time to time without shareholder vote. Currently, the Portfolio is authorized to invest only in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Portfolio to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Portfolio would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the Advisor or Sub-Advisor may be required to obtain bank regulatory approval before the Portfolio engages in futures and options transactions. The following information should be read in conjunction with the information concerning the Portfolio's investment in forwards and the risks of such investments contained in the Prospectus.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the asset at the time of delivery. The Portfolio currently intends that the only forward contracts or commitments that it might enter into are forward foreign currency exchange contracts and that it may enter into such contracts solely for hedging purposes, although the Portfolio may enter into additional forms of forward contracts or commitments in the future for hedging purposes if they become available and advisable in light of the Portfolio's objective and investment policies.
Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized, exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with aggregate stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge"). The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward foreign currency exchange contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another limits the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if the Sub-Advisor's projection of future exchange rates is inaccurate.

         The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. The Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets. In addition, when the Portfolio enters into a privately negotiated forward contract with a counterparty, the Portfolio assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Portfolio intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Portfolio becomes unacceptably high.

         PORTFOLIO TURNOVER. Although the annual portfolio turnover rate of the Portfolio will vary, it is normally expected to range from 25% to 75%. In pursuit of the Portfolio's investment objective, the Sub-Advisor continuously monitors the Portfolio's investments and makes portfolio changes whenever changes in investment themes, the fundamentals of any portfolio company or the price of any portfolio security indicate to the Sub-Advisor that more attractive alternatives exist or that the Portfolio's investment objective could be better achieved by investment in another security, regardless of portfolio turnover.
In addition, portfolio turnover may increase as a result of large amounts of purchases and redemptions of shares of the Portfolio due to economic, market or other factors that are not within the control of management.

2.       INVESTMENT RESTRICTIONS

         The Fund has adopted the investment policy that it may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its investable assets in the securities of another open-end investment company or series thereof with substantially the same investment objective, policies and limitations as the Fund.

         All other fundamental and non-fundamental investment policies and restrictions of the Fund and the Portfolio are identical. Therefore, although the following investment restrictions refer to the Portfolio and the trustees of Worldwide Portfolios, they apply equally to the Fund and the trustees of the Trust.

         The Portfolio has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Portfolio present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

         The following fundamental restrictions apply to the Portfolio. The Portfolio may not:

         1. With respect to 75% of the Portfolio's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Portfolio's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Portfolio's total assets taken at market value. When borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Portfolio may enter into repurchase agreements and may lend portfolio securities in accordance with the Portfolio's investment policies. The Portfolio does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         In applying the industry concentration investment restriction (no. 2 above), the Portfolio uses the industry groups designated by the Financial Times World Index Service.

         The trustees have adopted additional non-fundamental investment restrictions for the Portfolio. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

         1. With respect to 100% of the Portfolio's total assets, the Portfolio may not purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer.

         2. The Portfolio may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Portfolio's investments in all such companies taken at cost to exceed 5% of the value of the Portfolio's total assets.

         3. The Portfolio may not purchase securities on margin from a broker or dealer, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Portfolio from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         4. The Portfolio may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         5. The Portfolio may not invest in companies for the purposes of exercising control of management.

         6. The Portfolio may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Portfolio, taken at market value at the time of purchase would be invested in such securities.

         7. The Portfolio may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Portfolio may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Portfolio's assets.

         8. The Portfolio may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.

         9. The Portfolio may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Portfolio may invest in the securities of issuers engaged in the foregoing activities).

         10. The Portfolio may not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio in units or attached to securities are not subject to these limits.

         The Trust has undertaken to the State of Ohio that the Fund will prohibit the purchase or retention by the Fund of the securities of any issuer if the officers, directors or trustees of the Fund, its advisors, or managers owning beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.

3.       MANAGEMENT OF THE FUND

         The trustees and executive officers of the Trust are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations. The trustees and executive officers of the Trust also serve in the same capacities as trustees and officers of Worldwide Portfolios.

*GERARD M. LAVIN, 210 University Boulevard, Suite 900, Denver, CO  80206, age
    53. President and a trustee of Berger/BIAM Worldwide Portfolios Trust and Berger/BIAM Worldwide Funds Trust since their inception in May 1996. President and a trustee of Berger Institutional Products Trust since its inception in October 1995. President and a director since April 1995 of Berger Associates, Inc. A Vice President of DST Systems, Inc. (data processing) since July 1995.

    Director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer) since March 1995. Formerly President and Chief Executive Officer of Investors Fiduciary Trust Company (banking) from February 1992 to March 1995 and Chief Operating Officer of SUNAMERICA Asset Management Co. (money management) from January 1990 to February 1992.

DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO  80110, age 67.
    President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

* WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900, Denver, CO 80206, age 70. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Trustee of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates, Inc.

LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 70.  President, Climate
    Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age 51.  President,
    Cattanach & Associates, Ltd. (investment consulting firm).  Formerly (1981-
    1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age 68.  Associate,
    University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-1995), and Vice President and Economist (1983-1988) and Consulting Economist (1989) for First Interstate Bank of Denver. Ph.D. in Economics

    (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL 60602, age 50.
    Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

HARRY T. LEWIS, JR., 370 17th Street, Suite 3560, Denver, CO  80202, age 63.
    Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman, MT  59717, age
    59. Since 1994, Dean, and since 1989, a member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO  80135, age 67.
    President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

*  CRAIG D. CLOYED, 210 University Boulevard, Suite 900, Denver, CO 80206, age
    50. Vice President of Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President and Chief Marketing Officer of Berger Associates, Inc., since August 1995, and President, CEO and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly (September 1989 to August 1995), Senior Vice President of INVESCO Funds Group (mutual funds).

* KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver, CO 80206, age 40. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger
    Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993, of Berger Institutional Products Trust since its inception in October 1995 and of Berger/BIAM Worldwide
    Funds Trust and Berger/BIAM Worldwide Portfolios Trust since their inception in May 1996. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates, Inc., since September 1991, and a director of Berger Distributors, Inc., since its inception in May 1996. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September
    1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).
________________

* Interested person (as defined in the Investment Company Act of 1940) of the Fund and of the Portfolio's Advisor or Sub-Advisor.

TRUSTEE COMPENSATION

         Officers of the Trust receive no compensation from the Trust.
However, trustees of the Trust who are not interested persons of the Portfolio's Advisor or Sub-Advisor, who are also trustees of Worldwide Portfolios, are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting fee component. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

         Set forth below is information regarding compensation (including reimbursement of expenses) estimated to be paid or accrued during the current fiscal year ended July 31, 1997, for each trustee of the Trust and of the other funds in the Berger Fund and Berger/BIAM Fund complex.

NAME AND POSITION WITH            AGGREGATE                 AGGREGATE
BERGER AND BERGER/BIAM           COMPENSATION              COMPENSATION
        FUNDS                        FROM                     FROM
                                  THE FUND(1)              ALL BERGER
                                                               AND
                                                           BERGER/BIAM
                                                             FUNDS(2)
--------------------------------------------------------------------------------
Dennis E. Baldwin(3)             $333                      $41,083
William M.B. Berger(3),(5)        $0                          $0
Louis R. Bindner(3)              $283                      $34,965
Katherine A. Cattanach(3)        $321                      $39,657
Lucy Black Creighton(3)          $272                      $33,602
Paul R. Knapp(3)                 $364                      $44,919
Gerard M. Lavin(4),(5)            $0                          $0
Harry T. Lewis(3)                $311                      $38,357
Michael Owen(3)                  $411                      $50,720
William Sinclaire(3)             $273                      $33,697
--------------------------------------------------------------------------------

(1) Comprised of the portion of the estimated trustee compensation to be paid by Worldwide Portfolios to its trustees and allocated to the Fund.

(2) Consisting of Berger 100 Fund, Berger Growth and Income Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(3) Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(4) Trustee of Berger Institutional Products Trust, Berger/BIAM Worldwide Funds Trust and Berger/BIAM Worldwide Portfolios Trust.

(5) Interested person of the Berger/BIAM Worldwide Funds Trust and/or the Portfolio's Advisor or Sub-Advisor.

         Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger/BIAM Worldwide Portfolios Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger or Berger/BIAM Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an exemptive order of the Commission, Worldwide Portfolios is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. Worldwide Portfolios' obligation to make payments of deferred fees under the plan is a general obligation of Worldwide Portfolios.

         As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group owned of record or beneficially no shares of the Berger/BIAM International CORE Fund.

4.       INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR

         The investment advisor to the Portfolio is BBOI Worldwide LLC (the "Advisor" or "BBOI Worldwide"), 210 University Boulevard, Denver, CO 80206. The Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Portfolio's Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio.

         The Advisor is a limited liability company formed in 1996. Since the Advisor was only recently formed, it has no prior experience as an investment advisor. However, Berger Associates, Inc. ("Berger Associates"), which owns 100% of the Advisor, has been in the investment advisory business for over 20 years. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates. KCSI is a publicly traded holding company with principal operations in rail transportation, through its subsidiary The Kansas City Southern Railway Company, and financial asset management businesses. Also, see in the Prospectus under "Pending Sale of Interest in Advisor" for more information concerning ownership of the Advisor.

SUB-ADVISOR

         As permitted in its Investment Advisory Agreement with the Portfolio, the Advisor has delegated day-to-day portfolio management responsibility to Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor" or "BIAM"). As Sub-Advisor, BIAM manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 2 Greenwich Plaza, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


         Under the Investment Advisory Agreement between the Advisor and Berger/BIAM Worldwide Portfolios Trust with respect to the Portfolio, the Advisor oversees, evaluates and monitors the investment advisory services provided to the Portfolio by the Sub-Advisor and is responsible for furnishing general business management and administrative services to the Portfolio. Under the Investment

Advisory Agreement for the Portfolio, the Advisor is compensated for its Services to the Portfolio by the payment of a fee at the annual rate of 0.90% of the average daily net assets of the Portfolio. The Fund bears a pro rata portion of the fee paid by the Portfolio to the Advisor.


         Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         The Investment Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor. The Agreement is subject to termination by the Portfolio or the Advisor on 60 days' written notice, and terminates automatically in the event of its assignment.

         Under the Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Advisor has delegated day-to-day portfolio management responsibility to the Sub-Advisor. The Sub-Advisor manages the investments in the Portfolio and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees of Worldwide Portfolios. The Portfolio pays no fees directly to the Sub-Advisor. The Sub-Advisor will receive from the Advisor a fee at the annual rate of 0.45% of the average daily net assets of the Portfolio. During certain periods, the Sub-Advisor may voluntarily waive all or a portion of its fee under the Sub-Advisory Agreement, which will not affect the fee paid by the Portfolio to the Advisor.

         The Sub-Advisory Agreement will continue in effect until April 1998, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the trustees of Worldwide Portfolios who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Portfolio or the Advisor or the Sub-Advisor. The Sub-Advisory Agreement is subject to termination by the Portfolio, the Advisor or the Sub-Advisor on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

         Investment decisions for the Portfolio and other accounts advised by the Sub-Advisor are made independently with a view to achieving each of their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. However, certain investments may be appropriate for the Portfolio and one or more such accounts. If the Portfolio and other accounts advised by the Sub-Advisor are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions averaged as to price and allocated equitably to the Portfolio and each participating account. While in some cases, this policy might adversely affect the price paid or received by the Portfolio or other participating accounts, or the size of the position obtained or liquidated, the Sub-Advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

         The Advisor has adopted a Code of Ethics covering all board members, officers, employees and other access persons (as defined below) of the Advisor who are not also covered by an approved Code of Ethics of an affiliated person who is an investment advisor ("covered persons"). At present, there are no persons who would be covered by the Advisor's Code of Ethics who are not also covered by the Code of Ethics of Berger Associates, which is an investment advisor affiliated with the Advisor.

         The Advisor's Code, which is substantially similar to the Code of Ethics adopted by Berger Associates, permits its covered persons to purchase and sell securities for their own accounts in accordance with provisions governing personal investing. The Code requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Fund or the Portfolio or the Advisor's other advisory clients. Board members and officers of the Advisor (including those who also serve as trustees of the Trust or of Worldwide Portfolios), investment personnel and other designated covered persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the Code. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund or the Portfolio.

         In addition to the pre-clearance requirements described above, the Code subjects those covered persons deemed to be access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Advisor's Code. Those covered persons (as well as board members, officers, employees and other access persons of the Advisor covered by an approved Code of Ethics of an affiliated investment advisor) also may be required under certain circumstances to forfeit their profits made from personal trading. The Code is administered by the Advisor and the provisions of the Code are subject to interpretation by and exceptions authorized by its board of managers.


         The Sub-Advisor has also adopted a Code of Ethics which restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of the Sub-Advisor must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of the Sub-Advisor are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide the Sub-Advisor with duplicate confirmations of all such personal trades.


5.       EXPENSES OF THE FUND

         The Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio, since all of the investable assets of the Fund are invested in the Portfolio. Expenses of the Portfolio include, among others, its pro rata share of the expenses of Worldwide Portfolios of which the Portfolio is a series, such as: expenses of registering Worldwide Portfolios with securities authorities; the compensation of its Independent Trustees; expenses of preparing reports to investors and to governmental offices and commissions; expenses of meetings of investors and trustees of Worldwide Portfolios; legal fees; and insurance premiums of Worldwide Portfolios. Expenses of the Portfolio also include, among others, expenses connected with the execution of portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities (which are considered a cost of securities of the Portfolio); custodian fees; auditors' fees; interest and taxes imposed on the Portfolio; transfer agent, recordkeeping and pricing agent fees; the fees payable to the Advisor under the Investment Advisory Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

         Until at least April 30, 1998, the Advisor has agreed voluntarily to waive the investment advisory fee paid by the Portfolio under the Investment Advisory Agreement to the extent that the Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. Any reduction in the advisory fee paid by the Portfolio will also reduce the pro rata share of the advisory fee borne indirectly by the Fund.

         Expenses of the Fund include, among others, its pro rata share of the expenses of the Trust, such as expenses of meetings of the shareholders of the Trust. Expenses of the Fund also include, among others, taxes imposed on the Fund; the fee payable to the Advisor under the Administrative Services Agreement; and such other non-recurring and extraordinary items as may arise from time to time.

SERVICE ARRANGEMENTS FOR THE FUND

         Under the Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. In this capacity, it is responsible for administering and managing all aspects of the Fund's day-to-day operations, subject to the oversight of the trustees of the Trust. The Advisor is responsible, at its expense, for furnishing (or procuring other parties to furnish) all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications, and certain other administrative and recordkeeping services, such as coordinating matters relating to the operations of the Fund, monitoring the Fund's status as a "regulated investment company" under the Internal Revenue Code of 1986, registering sufficient Fund shares under federal and state securities laws, arranging for and supervising the preparation of registration statements, tax returns, proxy materials, financial statements and reports for filing with regulatory authorities and distribution to shareholders of the Fund. Under the Administrative Services Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of (i) 0.10% of its average daily net assets, or (ii) the Advisor's annual cost to provide or procure these services (including the fees of any services providers whose services are procured by the Advisor), plus an additional 0.01% of the Fund's average daily net assets. The trustees of the Trust regularly review amounts paid to and expenditures incurred by the Advisor pursuant to the Administrative Services Agreement. In addition, in the event that the Advisor's duties under the Administrative Services Agreement are delegated to another party, the Advisor may take into account, in calculating the cost of such services, only the costs incurred by such other party in discharging the delegated duties.

         Under a Sub-Administration Agreement between the Advisor and Berger Associates, Berger Associates has been delegated the responsibility to perform certain of the administrative and recordkeeping services required under the Administrative Services Agreement and to procure, at the Advisor's expense, third parties to provide the services not provided by Berger Associates. Under the Sub-Administration Agreement, Berger Associates is paid a fee by the Advisor of 0.25% of the Fund's average daily net assets for its services. During certain periods, Berger Associates may voluntarily waive all or a portion of its fee from the Advisor, which will not affect the fee paid by the Fund to the Advisor under the Administrative Services Agreement. Investors Fiduciary Trust Company ("IFTC"), 127 W. 10th Street, Kansas City, MO 64105, has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the daily net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent. IFTC has engaged DST Systems, Inc. ("DST"), P.O. Box 419958, Kansas City, MO 64141, as sub-transfer agent to provide transfer agency and dividend disbursing services for the Fund. The fees of Berger Associates, IFTC and DST are all paid by the Advisor. Approximately 40% of the outstanding shares of DST are owned by KCSI, which also owns approximately 80% of the outstanding shares of Berger Associates.

SERVICE ARRANGEMENTS FOR THE PORTFOLIO

         Under the Investment Advisory Agreement between the Advisor and the Portfolio, in addition to providing advisory services, the Advisor is responsible for providing or arranging for all managerial and administrative services necessary for the operations of the Portfolio. The Advisor is responsible for providing certain of these services at its own expense, such as compliance monitoring and preparing investor communications, which have been delegated to Berger Associates as part of the Sub-Administration Agreement discussed above. Other services are procured from third party service providers at the Portfolio's own expense, such as custody, recordkeeping and pricing services. The Portfolio has appointed IFTC as recordkeeping and pricing agent to calculate the daily net asset value of the Portfolio and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, the Portfolio has appointed IFTC as its custodian and transfer agent. IFTC has engaged State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, as sub-custodian for the Portfolio. For custodian, recordkeeping and pricing services, the Portfolio pays fees directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

         The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is First Fund Distributors, Inc. (the "Distributor"), 4455 East Camelback Road, Suite 261-E, Phoenix, AZ 85018. The Distributor is compensated and reimbursed for its costs in distributing Fund shares by Berger Associates.

6.       BROKERAGE POLICY

         Although the Portfolio retains full control over its own investment policies, the Sub-Advisor is authorized to place the portfolio transactions of the Portfolio. The Sub-Advisor is required to report on the placement of brokerage business to the trustees of Worldwide Portfolios every quarter, indicating the brokers with whom portfolio business was placed and the basis for such placement.

         The Investment Advisory Agreement that the Portfolio has with the Advisor and the Sub-Advisory Agreement between the Advisor and the Sub-Advisor authorizes and directs portfolio transactions for the Portfolio to be placed only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Sub-Advisor is specifically authorized to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Advisor.

         In accordance with these provisions, the Sub-Advisor may place portfolio brokerage business of the Portfolio with brokers who provide useful research services to the Sub-Advisor. Such research services would typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that the Sub-Advisor may be apprised of current developments in the above-mentioned factors.

         The research services received from brokers could be helpful to the Sub-Advisor in performing its investment advisory responsibilities to the Portfolio, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of the Sub-Advisor's advisory personnel to analyze and evaluate the securities in which the Portfolio invests. The research services obtained as a result of the Portfolio's brokerage business may also be useful to the Sub-Advisor in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the Sub-Advisor in rendering investment advice to the Portfolio. Although such research services may be deemed to be of value to the Sub-Advisor, they are not expected to decrease the expenses that the Sub-Advisor would otherwise incur in performing its investment advisory services for the Portfolio nor will the fee that is received by the Sub-Advisor from the Advisor or the advisory fee received by the Advisor from the Portfolio be reduced as a result of the availability of such research services from brokers.

         The trustees of Worldwide Portfolios have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Portfolio would otherwise be obligated to pay. No portion of the commission is retained by DSTS.

7.       PURCHASE OF SHARES

         Minimum Initial Investment                               $1,000,000.00

         Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for shares of the Fund is $1,000,000. To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus and mail it to the Fund in care of DST Systems, Inc., the Fund's transfer agent, as follows:

         Berger Funds
         c/o DST Systems, Inc.
         P.O. Box 419958
         Kansas City, MO  64141

         Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the transfer agent, subtransfer agent or any other authorized agent of the Fund prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

         Additional investments may be made at any time by telephone or by mail at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

         In addition, Fund shares may be purchased through certain organizations connected with pension and retirement plans. These organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

8.       NET ASSET VALUE

         The net asset value of the Fund is determined once daily, at the close of the regular trading session of the Exchange (normally 4:00 p.m., New York time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund invests all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio.

         The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Portfolio's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

9.       INCOME DIVIDENDS, CAPITAL GAINS
         DISTRIBUTIONS AND TAX TREATMENT

TAX STATUS OF THE FUND AND THE PORTFOLIO

         The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to distribute to its investors all or substantially all of its taxable income as defined in the Code. If the Fund meets the Subchapter M requirements, it generally is not liable for U.S. Federal income taxes to the extent its earnings are timely distributed. Qualification as a regulated investment company ("RIC") under the Code does not, however, involve any federal supervision of management or of the investment practices or policies of the Fund. If the Fund distributes annually less than 98% of its income and gain, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

         The Trust anticipates that (1) the Portfolio will be treated for U.S. Federal income tax purposes as a partnership, and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

TAXATION OF FUND DISTRIBUTIONS

         Advice as to the tax status of each year's dividends and distributions will be mailed annually to the shareholders of the Fund. Dividends paid by the Fund from net investment income and distributions from the Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any loss on the redemption or other sale or exchange of the Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains distributions) paid by the Fund may be eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is exempt from U.S. Federal income tax, the shareholder will not generally be taxed on amounts distributed by the Fund.

         Under the Internal Revenue Code, gains recognized by the Portfolio upon a disposition of assets contributed in-kind to it by the Fund will be specially allocated to the Fund and not to other investors in the Portfolio to the extent of the unrealized appreciation in those assets at the time of their transfer. As a result, shareholders of the Fund may receive distributions of a greater amount of gains than if the Portfolio had purchased those assets in the open market upon commencement of Fund operations or in a transaction that did not involve contributions of assets in-kind.

         If the amount of the Fund's distributions for a taxable year exceeds the Fund's tax earnings and profits available for distribution, all or portion or the distributions may be treated as a return of capital or as capital gains. In the event a distribution is treated as a return of capital, the shareholder's basis in his or her Fund shares will be reduced to the extent the distribution is so treated.

         At certain levels of taxable income, the Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

FOREIGN SOURCE INCOME

         Income received by the Fund, directly or through the Portfolio, from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The U.S. has entered into tax treaties with many foreign countries that, in some circumstances, may entitle the Fund or the Portfolio to a reduced rate of tax or exemption from tax on such income. If, directly or through the Portfolio, more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" to its shareholders the amount of foreign income taxes paid by the Fund and the foreign-source character of the income received by the Fund. Under this election, each shareholder will be required to include the shareholder's pro rata portion of these foreign taxes in gross income, but will be able to deduct (as an itemized deduction) or claim a foreign tax credit for such amount (subject to various limitations).

         Depending upon their particular tax circumstances, shareholders may be unable to claim a full credit for their proportionate share of the foreign income taxes passed through by the Fund. Further limitations as to the credit or deduction of the foreign income taxes may apply for purposes of the alternative minimum tax. If the election to pass through foreign income taxes is not made, foreign taxes will be treated as an expense of the Fund, reducing its investment company taxable income, and the distributions by the Fund will be treated as United States source income.

OTHER TAX CONSIDERATIONS

         The amount, timing and character of Fund income taxed to Fund shareholders may be affected by certain special U.S. tax rules that may apply to various investments of the Fund and the Portfolio, including the following:

              CURRENCY TRANSACTIONS. On the disposition of foreign currency, foreign currency denominated debt securities and certain financial contracts, forward contracts and options, gains or losses attributable to currency fluctuations are treated as ordinary gain or loss. These gains or losses, termed "section 988" gains or losses, may increase, decrease or eliminate the amount to be distributed to shareholders as ordinary income. If section 988 losses exceed other net investment income during a taxable year the Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for U.S. Federal income tax purposes (reducing each shareholder's basis in his or her Fund shares) or as a capital gain. To minimize the risk of such distributions, the Fund may adjust its dividends (if any) to take currency fluctuations into account.

              HEDGING TRANSACTIONS. On the disposition of certain contracts, such as options, futures contracts and forward contracts (termed "section 1256 contracts"), the resulting gains or losses generally are considered 60% long-term and 40% short-term capital gains or losses, regardless of the time the Fund or the Portfolio has held the contract. However, foreign currency gains or losses (as discussed above) arising from certain section 1256 contracts may be treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund, directly or through the Portfolio, at the end of each taxable year and on certain other dates prescribed by the tax laws are "marked-to-market" such that unrealized gains or losses are treated as though they were realized. Further, requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the Fund and the Portfolio will be able to engage in transactions in such contracts.

              Hedging transactions undertaken by the Fund and the Portfolio may result in "straddles" for U.S. Federal income tax purposes, affecting the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on straddle positions may be deferred.

              PASSIVE FOREIGN INVESTMENT COMPANIES. The Portfolio may invest in foreign entities that are classified as passive foreign investment companies ("PFICs") for U.S. tax purposes. If the Fund or the Portfolio receives an "excess distribution" with respect to PFIC stock, the Portfolio or the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. However, the Fund or the Portfolio may be eligible to elect one of two alternative tax treatments with respect to PFIC shares which would avoid the foregoing "excess distribution" taxes, but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to shareholders of the Fund may differ substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN SHAREHOLDERS

         Foreign shareholders of the Fund generally will be subject to a 30% U.S. withholding tax on ordinary income dividends paid by the Fund. This withholding may be reduced by an applicable tax treaty. Foreign shareholders are urged to consult with their own tax advisors with respect to this withholding tax and the other particular U.S. and foreign tax consequences to them of an investment in the Fund.

         The foregoing discussion relates only to U.S. Federal income tax law. Ordinary income and capital gains dividends also may be subject to state and local taxes, which may differ from the U.S. Federal treatment. Shareholders are urged to consult with their tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the application and effect of state and local taxes.

10.      SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended for any period during which the Exchange is closed or the Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Commission may by order permit for the protection of shareholders of the Fund.

         The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in kind will be the same as the method of valuing portfolio securities described under Section 8. Shareholders have the ability to request in writing a review of the valuation of in-kind redemptions, which will be considered by the trustees of the Trust within 90 days of such written request.

11.      PLANS AND PROGRAMS

         The Fund offers several tax-qualified retirement plans for adoption by individuals and employers. The Fund also offers both a profit-sharing plan and a money purchase pension plan for employers and self-employed persons, an Individual Retirement Account ("IRA") and a 403(b) Custodial Account.

         In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account or a 403(b) Custodial Account, please write to the Fund, c/o BBOI Worldwide, P.O. Box 5005, Denver, CO 80217, or call 1-800-706-0539. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-551-5849.

         The Fund also offers a systematic withdrawal plan. Forms to open such an account may be obtained by writing to the Fund, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

12.      EXCHANGE PRIVILEGE

         Any shareholder may exchange any or all of the shareholder's shares in the Fund, subject to stated minimums, for shares of any of the publicly available Berger Funds or Berger/BIAM Funds, without charge, after receiving a current prospectus of the other Berger Fund or Berger/BIAM Fund. Exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for U.S. Federal income tax purposes. An exchange of shares may be made by written request directed to the Fund, in care of DST Systems, Inc., or simply by telephoning the Fund at 1-800-551-5849. This privilege is revocable by the Fund, and is not available in any state in which the shares of the Berger or Berger/BIAM Fund being acquired in the exchange are not registered for sale. Shareholders automatically have telephone privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.


13.      PERFORMANCE INFORMATION

         The Prospectus contains a brief description of how total return is calculated.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, or for the life of the Fund, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.      ADDITIONAL INFORMATION

BERGER/BIAM WORLDWIDE FUNDS TRUST AND THE FUND

         The Trust is a Delaware business trust organized on May 31, 1996. The Fund was established on May 31, 1996, as a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund is one of three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series.

         Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

         In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of a Berger/BIAM International CORE Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

         Shares of the Fund have no preemptive rights, and since the Fund has only one class of securities there are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription rights.

         As of the date of this Statement of Additional Information, all of the outstanding shares of the Fund were held by Berger Associates, Inc., a Delaware corporation and controlling person of the Advisor, which provided the seed capital necessary to establish the Trust.

BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST AND THE PORTFOLIO

         Worldwide Portfolios is also a Delaware business trust organized on May 31, 1996. The Portfolio was established on May 31, 1996, as a series of Worldwide Portfolios. The Portfolio commenced operations upon the transfer to the Portfolio of assets held in a pooled trust. See "Performance" in the Prospectus for additional information on the asset transfer.

         Worldwide Portfolios is authorized to sell unlimited interests in series or portfolios. Currently, the series comprising the Portfolio is the only series established under Worldwide Portfolios, although others may be added in the future. The Delaware law information set forth above with respect to the Trust also applies to Worldwide Portfolios and investors in the Portfolio.

         Each investor in the Portfolio, including the Fund, is entitled to a vote in proportion to the amount of its investment in the Portfolio. Whenever the Fund is requested to vote as an investor in the Portfolio on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes as an investor in the Portfolio in the same proportion as directed by the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the votes cast by the Fund at the meeting of the Portfolio investors. The percentage of the votes representing the Fund's shareholders who do not vote will be voted by the Fund in the same proportion as the Fund's shareholders who do, in fact, vote.

DISTRIBUTION

         The Distributor is the principal underwriter of the Fund's shares.
The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which the Distributor is qualified as a broker-dealer.

         The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues for two years from its date of execution and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on not more than 60 days' nor less than 30 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value.

OTHER INFORMATION

         Davis, Graham & Stubbs LLP, 370 Seventeenth Street, Denver, Colorado, has acted as counsel for the Trust and the Fund. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC, has acted as special counsel for the Trust and the Fund.

         Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, has been appointed to act as independent accountants for the Fund and the Portfolio for the fiscal year ended July 31, 1997.

         The Berger/BIAM Worldwide Funds Trust has filed with the Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Berger/BIAM International CORE Fund, of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or its securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

         The following financial statements appear attached to the end of this Statement of Additional Information:


For Berger/BIAM International CORE Fund:

         Report of the Independent Accountants, dated October 7, 1996

         Statement of Assets and Liabilities of the Berger/BIAM International CORE Fund, as of October 4, 1996

         Notes to Statement of Assets and Liabilities, dated October 4,
         1996

For Berger/BIAM Interantional Portfolio:

         Report of the Independent Accountants, dated October 7, 1996

         Statement of Assets and Liabilities of the Berger/BIAM International Portfolio, as of October 4, 1996

         Notes to Statement of Assets and Liabilities, dated October 4,
         1996

                                      APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Portfolio may purchase securities which are convertible into common stock when the Portfolio's Sub-Advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Portfolio may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Portfolio or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

         Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's) and unrated securities which the Portfolio may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

         The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bbonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International CORE Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International CORE Fund (one of three funds comprising Berger/BIAM Worldwide Funds Trust, hereafter referred to as the "Fund") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

     Investment in the Berger/BIAM International Portfolio       $  70,000
                                                                 ---------
                              Total Assets                          70,000
                                                                 ---------
Liabilities
                              Total Liabilities                          0
                                                                 ---------

                              Net Assets                         $  70,000
                                                                 ---------
                                                                 ---------
Net Asset Value per share (7,000 shares of beneficial interest outstanding; unlimited authorized shares of beneficial interest
of $0.01 par value).  Offering and Redemption Price Per Share    $    10.00
                                                                 ---------
                                                                 ---------

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Berger/BIAM International CORE Fund (the "Fund") is a series of the Berger/ BIAM Worldwide Funds Trust, a Delaware business trust (the "Trust") organized on May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sale of 7,000 shares of the Fund to Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the administrator of the Fund.

The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of the Berger/BIAM Worldwide Portfolios Trust. The Portfolio is an open-end management investment company and has the same investment objectives and policies as the Fund. As an investor in the Portfolio, the Fund is allocated and bears indirectly its pro rata share of the aggregate annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, auditor's fees, transfer agent, recordkeeping and pricing agent fees.

All costs in organizing the Trust were paid by Berger.

BERGER/BIAM INTERNATIONAL CORE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 4, 1996


NOTE 2 - AGREEMENTS

Under an Administrative Services Agreement, the Fund pays BBOI a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or BBOI's annual cost to provide or procure administrative services plus 0.01% of the Fund's average daily net assets. Under that Agreement, BBOI is responsible, at its expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communications and certain other administrative services.

NOTE 3 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

                        Report of Independent Accountants


To the Investors and Trustees of
Berger/BIAM International Portfolio

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Berger/BIAM International Portfolio (the sole portfolio comprising Berger/BIAM Worldwide Portfolios Trust, hereafter referred to as the "Portfolio") at October 4, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Portfolio's management; our responsibility is to express an opinion on this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Denver, Colorado
October 7, 1996

BERGER/BIAM INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 4, 1996


Assets

    Cash                                  $ 100,000
                                          ---------
                   Total Assets             100,000
                                          ---------

Liabilities
                   Total Liabilities              0
                                          ---------

                        Net Assets        $ 100,000
                                          ---------
                                          ---------

NOTES TO FINANCIAL STATEMENT

NOTE 1 - ORGANIZATION

The Berger/BIAM International Portfolio (the "Portfolio") is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust"), a business trust organized under the laws of the State of Delaware on May 31, 1996, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, as amended, and the sales of beneficial interests in the Portfolio in the respective amounts of $70,000 and $30,000 to the Berger/BIAM International CORE Fund and the Berger/BIAM International Institutional Fund, respectively, each a series of the Berger/BIAM Worldwide Funds Trust.

All costs in organizing the Trust were paid by Berger Associates, Inc. ("Berger"), which currently owns 100% of BBOI Worldwide LLC ("BBOI"), the investment advisor to the Portfolio.

NOTE 2 - INVESTMENT VALUATION

The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The value of an investor's beneficial interest in the Portfolio is equal to the product of
(i) the aggregate net asset value of the Portfolio, effective for that day, multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio, effective for that day.

BERGER/BIAM INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENT (CONTINUED)
OCTOBER 4, 1996



NOTE 3 - AGREEMENTS

The Portfolio has entered into an Investment Advisory Agreement with BBOI, under which BBOI is responsible for providing investment advisory and related administrative services to the Portfolio. Pursuant to the Investment Advisory Agreement, BBOI has delegated day-to-day management of the Portfolio to Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), and has delegated certain administrative duties to Berger.

The Portfolio pays no fees directly to Berger or BIAM.

NOTE 4 - OTHER

Certain officers and trustees of the Trust are also officers and directors of Berger.

PART C.   OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

          (a)  FINANCIAL STATEMENTS.

          In Part A of the Registration Statement (Prospectus):

          None.

          In Part B of the Registration Statement (Statement of Additional Information):

          BERGER/BIAM WORLDWIDE FUNDS TRUST

          In the Statement of Additional Information for the Berger/BIAM International Fund:

          1.  Report of Independent Accountants, dated October 7, 1996

          2. Statement of Assets and Liabilities of the Berger/BIAM International Fund, as of October 4, 1996

          3.  Notes to Statement of Assets and Liabilities, dated
              October 4, 1996

          In the Statement of Additional Information for the Berger/BIAM International Institutional Fund:

          1.  Report of Independent Accountants, dated October 7, 1996

          2. Statement of Assets and Liabilities of the Berger/BIAM International Institutional Fund, as of October 4, 1996

          3.  Notes to Statements of Assets and Liabilities, dated
              October 4, 1996

          In the Statement of Additional Information for the Berger/BIAM International CORE Fund:

          1.  Report of Independent Accountants, dated October 7, 1996

          2. Statement of Assets and Liabilities of the Berger/BIAM International CORE Fund, as of October 4, 1996

          3.  Notes to Statement of Assets and Liabilities, dated
              October 4, 1996

          BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST

          In the Statement of Additional Information for each of the Berger/BIAM International Fund, the Berger/BIAM International Institutional Fund and the Berger/BIAM International CORE Fund

          1.  Report of Independent Accountants, dated October 7, 1996

          2. Statement of Assets and Liabilities of the Berger/BIAM International Portfolio, as of October 4, 1996

          3.  Notes to Statement of Assets and Liabilities, dated
              October 4, 1996


          In Part C of the Registration Statement:

          None.

          (b)  EXHIBITS.

          The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     On the date that this Registration Statement is declared effective, Berger Associates, Inc. ("Berger Associates"), a Delaware corporation and controlling person of BBOI Worldwide LLC ("BBOI Worldwide"), will own all of the outstanding shares of the Registrant, having provided all the initial seed capital to establish the Registrant. Consequently, Berger Associates will be a control person of the Registrant. Berger Associates will continue to be a control person of the Registrant so long as it holds more than 25% of the Registrant's outstanding shares, as the term "control" is defined in the Investment Company Act of 1940. So long as the Registrant is controlled by Berger Associates, it will also be under the control of the corporate parent of Berger Associates, Kansas City Southern Industries, Inc. ("KCSI"). See "Management and Investment Advice" in the Prospectus and "Investment Advisor" in the Statement of Additional Information for more information on KCSI and its affiliates.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          The number of record holders of shares of beneficial interest in the Registrant as of the effective date of this Registration Statement, was as follows:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            SERIES OR FUND                                   NUMBER OF HOLDERS
                                                                 OF SHARES
--------------------------------------------------------------------------------
Berger/BIAM International Fund                                       1
--------------------------------------------------------------------------------
Berger/BIAM International                                            1
Institutional Fund
--------------------------------------------------------------------------------
Berger/BIAM International CORE Fund                                  1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Item 27.  INDEMNIFICATION

          Article IX, Section 2 of the Trust Instrument for Berger/BIAM Worldwide Funds Trust (the "Trust") provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          The business of BBOI Worldwide, the investment advisor of the Portfolio, and Berger Associates, the sole owner of BBOI Worldwide, are described in the Prospectus in Section 6 and in the Statement of Additional Information in Section 4 which are included in this Registration Statement.

          The business of BIAM, the sub-advisor to the Berger/BIAM International Portfolio, is also described in Section 6 of the Prospectus and in Section 4 of the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of BIAM (current and for the past two years) is listed in Schedules A and D of BIAM's Form ADV as filed with the Securities and Exchange Commission (File No. 801-29606, dated June 28,
1996), which information from such schedules is incorporated herein by reference.


Item 29.  PRINCIPAL UNDERWRITER

          (a) Investment companies (other than the Registrant) for which the Registrant's principal underwriter also acts as principal underwriter:

Guinness Flight Investment Funds, Inc.
Jurika & Voyles Mutual Funds
Hotchkis and Wiley Funds
Kayne Anderson Mutual Funds
Masters Concentrated Select Trust
Rainier Investment Management Mutual Funds
RNC Mutual Fund Group
PIC Investment Trust
Professionally Managed Portfolios
-- Avondale Total Return Fund
-- Osterweis Fund
-- Perkins Opportunity Fund
-- Pro-Conscience Women's Equity Mutual Fund
-- Trent Equity Fund
-- Academy Value Fund
-- Boston Managed Growth Fund
-- Leonetti Balanced Fund
-- Lighthouse Growth Fund
-- U.S. Global Leaders Growth Fund
-- Harris Bretall Sullivan & Smith Growth Equity Fund
-- Pzena Focused Value Fund
-- Titan Financial Services Fund
-- Matrix Growth Fund
-- Matrix Emerging Growth Fund

          (b) For First Fund Distributors, Inc.:

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Name and Principal            Positions and             Positions and
   Business Address             Offices with               Offices with
                                Underwriter                 Registrant
-------------------------------------------------------------------------------
Robert H. Wadsworth             President,                    None
4455 E. Camelback               Treasurer and
Road, Suite 261E                Director
Phoenix, AZ 85018
-------------------------------------------------------------------------------
Eric M. Banhazl                 Vice President and            None
2025 E. Financial               Director
Way
Glendora, CA 91741
-------------------------------------------------------------------------------
Steven J. Paggioli              Vice President,               None
479 West 22nd                   Secretary and
Street                          Director
New York, NY 10011
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

          (c) Not applicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

          (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141;

          (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"),
               127 West 10th

               Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

          (c) Certain records relating to day-to-day portfolio management of the Berger/BIAM International Portfolio are kept at Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

Item 31.  MANAGEMENT SERVICES

          The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 7 of the Prospectus and
Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the Administrative Services Agreements entered into between the Registrant and BBOI Worldwide, investment advisor to the Registrant.

Item 32.  UNDERTAKINGS


          (a) Registrant hereby undertakes to file a post-effective amendment, containing reasonably current financial statements relating to each of the Berger/BIAM International Fund, the Berger/BIAM International Institutional Fund and the Berger/BIAM International CORE Fund (which need not be certified) within four to six months of the later of the effective date of this Registration Statement or commencement of operations of each such Fund respectively.


          (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          (c) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any trustee of the Registrant and facilitating shareholder communications related to such meetings:

          1. The trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

          2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the trustees a form of communication and request which they wish to transmit, the trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

          3.   If the trustees elect to follow the course specified in clause
(ii), above, the trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          4. If the Commission enters an order either refusing to sustain any of the trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the Registrant of expense incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Berger/BIAM Worldwide Funds Trust, has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 8th day of October, 1996.


                                       BERGER/BIAM WORLDWIDE FUNDS TRUST
                                       (Registrant)

                                       By /s/ Gerard M. Lavin
                                         ---------------------------------------
                                         Name:  Gerard M. Lavin
                                              ----------------------------------
                                         Title:  President
                                               ---------------------------------
        Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated for Berger/BIAM Worldwide Funds Trust and on the dates indicated.

       Signature                      Title                     Date
       ---------                      -----                     ----


/s/ Gerard M. Lavin           President (Principal         October 8, 1996
---------------------------   Executive Officer)
Gerard M. Lavin               and Trustee

/s/ Kevin R. Fay              Vice President,              October 8, 1996
---------------------------   Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)


/s/ Dennis E. Baldwin*        Trustee                      October 8, 1996
---------------------------
Dennis E. Baldwin


/s/ William M.B. Berger*      Trustee                      October 8, 1996
---------------------------
William M.B. Berger


/s/ Louis R. Bindner*         Trustee                      October 8, 1996
---------------------------
Louis R. Bindner



/s/ Katherine A. Cattanach*   Trustee                      October 8, 1996
---------------------------
Katherine A. Cattanach


/s/ Lucy Black Creighton*     Trustee                      October 8, 1996
---------------------------
Lucy Black Creighton


/s/ Paul R. Knapp*            Trustee                      October 8, 1996
---------------------------
Paul R. Knapp


/s/ Harry T. Lewis, Jr.*      Trustee                      October 8, 1996
---------------------------
Harry T. Lewis, Jr.


/s/ Michael Owen*             Trustee                      October 8, 1996
---------------------------
Michael Owen


/s/ William Sinclaire*        Trustee                      October 8, 1996
---------------------------
William Sinclaire



/s/ Gerard M. Lavin
---------------------------
*By: Gerard M. Lavin
    Attorney-in-Fact

                                SIGNATURES

          Berger/BIAM Worldwide Portfolios Trust has duly caused this amendment to the Registration Statement on Form N-1A of Berger/BIAM Worldwide Funds Trust to be signed under the Securities Act of 1933 on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 8th day of October, 1996.

                                       BERGER/BIAM WORLDWIDE PORTFOLIOS TRUST
                                       (Registrant)

                                       By /s/ Gerard M. Lavin
                                         ---------------------------------------
                                         Name:  Gerard M. Lavin
                                              ----------------------------------
                                         Title:  President
                                               ---------------------------------

          This amendment to the Registration Statement of Berger/BIAM Worldwide Funds Trust has been signed below under the Securities Act of 1933 by the following persons in the capacities indicated for Berger/BIAM Worldwide Portfolios Trust and on the dates indicated.

       Signature                      Title                     Date
       ---------                      -----                     ----

/s/ Gerard M. Lavin           President (Principal         October 8, 1996
---------------------------   Executive Officer)
Gerard M. Lavin               and Trustee



/s/ Kevin R. Fay              Vice President,              October 8, 1996
---------------------------   Secretary and Treasurer
Kevin R. Fay                  (Principal Financial
                              and Accounting Officer)

/s/ Dennis E. Baldwin*        Trustee                      October 8, 1996
---------------------------
Dennis E. Baldwin


/s/ William M.B. Berger*      Trustee                      October 8, 1996
---------------------------
William M.B. Berger


/s/ Louis R. Bindner*         Trustee                      October 8, 1996
---------------------------
Louis R. Bindner


/s/ Katherine A. Cattanach*   Trustee                      October 8, 1996
---------------------------
Katherine A. Cattanach


/s/ Lucy Black Creighton*     Trustee                      October 8, 1996
---------------------------
Lucy Black Creighton


/s/ Paul R. Knapp*            Trustee                      October 8, 1996
---------------------------
Paul R. Knapp


/s/ Harry T. Lewis, Jr.*      Trustee                      October 8, 1996
---------------------------
Harry T. Lewis, Jr.


/s/ Michael Owen*             Trustee                      October 8, 1996
---------------------------
Michael Owen


/s/ William Sinclaire*        Trustee                      October 8, 1996
---------------------------
William Sinclaire


/s/ Gerard M. Lavin
---------------------------
*By: Gerard M. Lavin
    Attorney-in-Fact

                                  EXHIBIT INDEX

N-1A                   EDGAR
Exhibit                Exhibit
No.                    No.            Name of Exhibit
------                --------       -----------------

+   Exhibit 1          EX-99.B1       Trust Instrument
+   Exhibit 2          EX-99.B2       Bylaws
    Exhibit 3                         Not applicable
    Exhibit 4                         Not applicable
    Exhibit 5                         Not applicable
+   Exhibit 6          EX-99.B6       Distribution Agreement between Berger/BIAM
                                      Worldwide Funds Trust and First Fund
                                      Distributors, Inc.
    Exhibit 7                         Not applicable
+   Exhibit 8          EX-99.B8       Custody Agreement between IFTC and
                                      Berger/BIAM Worldwide Funds Trust
*   Exhibit 9.1.1      EX-99.B9.1.1   New Account Application
+   Exhibit 9.2.1      EX-99.B9.2.1   Form of Administrative Services Agreement
                                      for Berger/BIAM International Fund
+   Exhibit 9.2.2      EX-99.B9.2.2   Form of Administrative Services Agreement
                                      for Berger/BIAM International
                                      Institutional Fund
+   Exhibit 9.2.3      EX-99.B9.2.3   Form of Administrative Services Agreement
                                      for Berger/BIAM International CORE Fund
+   Exhibit 9.2.4      EX-99.B9.2.4   Form of Sub-Administration Agreement
                                      between BBOI Worldwide LLC and Berger
                                      Associates, Inc.
+   Exhibit 9.3        EX-99.B9.3     Form of Recordkeeping and Pricing Agent
                                      Agreement
+   Exhibit 9.4        EX-99.B9.4     Form of Agency Agreement
*   Exhibit 10         EX-99.B10      Opinion and consent of Davis, Graham &
                                      Stubbs LLP
*   Exhibit 11         EX-99.B11      Consent of Price Waterhouse LLP
    Exhibit 12                        Not applicable
*   Exhibit 13         EX-99.B13      Investment Letter from Initial Stockholder
*   Exhibit 14.1       EX-99.B14.1    Individual Retirement Account Application
                                      and Related Documents
*   Exhibit 14.2       EX-99.B14.2    Investment Company Institute Prototype
                                      Money Purchase Pension and Profit Sharing
                                      Plan Basic Document #01 and Related
                                      Documents
*   Exhibit 14.3       EX-99.B14.3    403(b)(7) Plan Custodial Account Agreement
                                      and Related Documents
+   Exhibit 15         EX-99.B15      Rule 12b-1 Plan for Berger/BIAM
                                      International Fund

    Exhibit 16                        Schedule for Computation of Performance
                                      Data
**  Exhibit 17.1                      Financial Data Schedule for Berger/BIAM
                                      International Fund
**  Exhibit 17.2                      Financial Data Schedule for Berger/BIAM
                                      International Institutional Fund
**  Exhibit 17.3                      Financial Data Schedule for Berger/BIAM
                                      International CORE Fund
    Exhibit 18                        Not Applicable

---------------------------

+ Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed August 19, 1996.
*    Filed herewith.
**   Not required to be filed until financial statements for Fund are required.